Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.7%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$297	$304
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.28%, 12/1/45	108	110
		414
Agency Fixed Rate Mortgages (16.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.00%, 4/1/49	1,684	1,746
4.50%, 11/1/48	1,610	1,701
Gold Pools:
3.50%, 1/1/44	680	715
4.00%, 12/1/41 – 10/1/44	891	944
5.41%, 7/1/37 – 8/1/37	20	22
5.44%, 1/1/37 – 6/1/38	59	65
5.46%, 5/1/37 – 1/1/38	76	82
5.48%, 8/1/37 – 10/1/37	48	52
5.50%, 8/1/37 – 4/1/38	74	81
5.52%, 9/1/37 – 10/1/37	17	19
5.62%, 12/1/36 – 8/1/37	68	74
6.00%, 8/1/37 – 5/1/38	22	26
6.50%, 9/1/32	14	16
7.50%, 5/1/35	33	39
8.00%, 8/1/32	22	26
8.50%, 8/1/31	27	32
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49	491	495
3.50%, 3/1/46 – 7/1/49	3,525	3,684
4.00%, 11/1/41 – 8/1/49	3,287	3,438
4.50%, 8/1/40 – 9/1/48	1,833	1,965
5.00%, 7/1/40	104	114
5.62%, 12/1/36	32	34
6.00%, 12/1/38	440	505
6.50%, 11/1/27 – 10/1/38	24	27
7.00%, 6/1/29	7	8
7.50%, 8/1/37	58	69
8.00%, 4/1/33	45	55
8.50%, 10/1/32	45	54
9.50%, 4/1/30	5	6
October TBA:
3.00%, 10/1/34 (a)	1,400	1,431
3.50%, 10/1/49 (a)	5,981	6,135
Government National Mortgage Association,
October TBA:
4.00%, 10/20/49 (a)	1,800	1,872
Various Pools:
3.50%, 11/20/40 – 7/20/46	717	751
4.00%, 7/15/44	341	367
5.00%, 12/20/48 – 2/20/49	819	859
		27,509

Asset-Backed Securities (9.3%)
Aaset Trust,
3.84%, 5/15/39 (b)		242	243
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.62%, 4/25/34 (c)		563	558
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		490	551
Aqua Finance Trust,
3.47%, 7/16/40 (b)		300	301
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		400	406
5.00%, 11/17/25 (b)		150	153
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		417	436
CAM Mortgage Trust,
3.96%, 12/1/65 (b)		19	19
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	250	190
Foundation Finance Trust,
3.86%, 11/15/34 (b)	$360		368
FREED ABS Trust,
3.87%, 6/18/26 (b)		350	356
4.61%, 10/20/25 (b)		520	534
JOL Air Ltd.,
4.95%, 4/15/44 (b)		240	243
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)		348	357
METAL LLC,
4.58%, 10/15/42 (b)		504	512
MFA LLC,
3.35%, 11/25/47 (b)		508	511
4.16%, 7/25/48 (b)		474	479
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (b)(c)		600	601
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 3.08%, 12/25/33 (c)		397	400
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		320	322
4.59%, 2/25/23 (b)		432	436
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (b)		59	59
Oxford Finance Funding 2019-1 LLC,
5.44%, 2/15/27 (b)		300	307
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 5.34%, 2/25/23 (b)(c)		300	300
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)		362	365
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		646	652
PRPM LLC,
4.00%, 8/25/23 (b)(c)		245	247
RMF Buyout Issuance Trust,
5.43%, 11/25/28 (b)		700	701
S-Jets Ltd.,
7.02%, 8/15/42 (b)		711	727
Small Business Lending Trust,
2.85%, 7/15/26 (b)		240	240
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (b)		245	250
START Ireland,
4.09%, 3/15/44 (b)		241	246

Tricon American Homes Trust,
5.10%, 1/17/36 (b)	400		417
5.15%, 9/17/34 (b)	400		414
5.77%, 11/17/33 (b)	460		474
Upstart Securitization Trust,
3.73%, 9/20/29 (b)	550		553
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)	197		205
VOLT LXIV LLC,
3.38%, 10/25/47 (b)	258		259
VOLT LXIX LLC,
4.70%, 8/25/48 (b)	250		250
VOLT LXXII LLC,
4.21%, 10/26/48 (b)	470		473
VOLT LXXIII LLC,
4.46%, 10/25/48 (b)	263		265
VOLT LXXV LLC,
4.34%, 1/25/49 (b)	297		300
			15,680
Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.44%, 12/25/26 (b)(c)	121		127
1 Month USD LIBOR + 5.05%, 7.14%, 7/25/23 (c)	92		95
1 Month USD LIBOR + 5.25%, 7.34%, 7/25/26 (b)(c)	83		88
IO
0.46%, 11/25/27 (c)	13,424		334
0.57%, 8/25/27 (c)	8,344		257
IO REMIC
6.00% - 1 Month USD LIBOR, 3.97%, 11/15/43 – 6/15/44(c)	2,168		325
6.05% - 1 Month USD LIBOR, 4.02%, 4/15/39 (c)	413		17
IO STRIPS
7.50%, 12/15/29	3		1
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.24%, 9/25/20 (c)	1,703		22
IO REMIC
6.00%, 5/25/33 – 7/25/33	173		36
IO STRIPS
6.50%, 12/25/29 (c)	—	@	—	@
8.00%, 4/25/24	1		—	@
8.00%, 6/25/35 (c)	13		2
9.00%, 11/25/26	1		—	@
REMIC
7.00%, 9/25/32	31		37
Government National Mortgage Association,
IO
0.80%, 8/20/58 (c)	4,376		95
3.62%, 7/16/33 (c)	347		5
5.00%, 2/16/41	95		16
IO PAC
6.15% - 1 Month USD LIBOR, 4.11%, 10/20/41 (c)	1,112		51
			1,508
Commercial Mortgage-Backed Securities (3.9%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 4.57%, 9/15/36 (b)(c)	450		455
BXP Trust,
1 Month USD LIBOR + 3.00%, 5.03%, 11/15/34 (b)(c)	650		651
Citigroup Commercial Mortgage Trust,

IO
1.01%, 11/10/48 (c)	2,674	95
1.07%, 9/10/58 (c)	4,645	200
CLNS Trust,
1 Month USD LIBOR + 3.50%, 5.55%, 6/11/32 (b)(c)	400	401
COMM Mortgage Trust,
IO
0.16%, 7/10/45 (c)	10,520	33
0.93%, 10/10/47 (c)	3,061	93
1.16%, 7/15/47 (c)	2,847	109
GS Mortgage Securities Trust,
4.91%, 8/10/46 (b)(c)	500	512
IO
0.87%, 9/10/47 (c)	4,769	143
1.48%, 10/10/48 (c)	5,121	314
HMH Trust,
6.29%, 7/5/31 (b)	300	316
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 4.08%, 1/15/33 (b)(c)	346	346
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (c)	6,000	109
0.88%, 12/15/49 (c)	3,111	104
1.13%, 7/15/47 (c)	7,353	199
JPMBB Commercial Mortgage Securities Trust,
IO
1.16%, 8/15/47 (c)	3,648	140
Natixis Commercial Mortgage Securities Trust,
4.56%, 2/15/39 (b)(c)	807	873
SG Commercial Mortgage Securities Trust,
4.66%, 2/15/41 (b)(c)	550	528
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 4.25%, 9/15/36 (b)(c)(d)	525	526
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (b)(c)	385	394
		6,541
Corporate Bonds (36.5%)
Communications (0.1%)
Vodafone Group PLC
5.13%, 6/19/59	200	230

Energy (0.6%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	375	391
3.25%, 5/6/22	425	438
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (b)	175	180
		1,009
Finance (16.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	575	603
American International Group, Inc.,
4.50%, 7/16/44	300	335
4.88%, 6/1/22	275	294
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	175	181

Bank of America Corp.,
4.24%, 4/24/38	250	286
MTN
4.00%, 1/22/25	1,085	1,153
Bank of Montreal
3.80%, 12/15/32	450	467
BBVA USA
3.50%, 6/11/21	425	432
BNP Paribas SA
4.40%, 8/14/28 (b)	300	332
Boston Properties L.P.
3.80%, 2/1/24	145	153
BPCE SA
5.15%, 7/21/24 (b)	550	603
Brighthouse Financial, Inc.,
4.70%, 6/22/47	85	76
Series WI
3.70%, 6/22/27	275	272
Brookfield Finance, LLC
4.00%, 4/1/24	525	559
Capital One Bank USA NA
3.38%, 2/15/23	510	526
Capital One Financial Corp.
3.30%, 10/30/24	725	751
Cigna Corp.
3.75%, 7/15/23	350	367
CIT Bank NA
2.97%, 9/27/25	250	250
Citigroup, Inc.,
3.89%, 1/10/28	300	322
4.45%, 9/29/27	175	191
5.50%, 9/13/25	250	284
CNO Financial Group, Inc.
5.25%, 5/30/29	320	351
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	651
Credit Agricole SA
3.75%, 4/24/23 (b)	400	418
Credit Suisse Group AG
2.59%, 9/11/25 (b)	700	694
Danske Bank A/S
5.00%, 1/12/22 (b)	200	210
Deutsche Bank AG,
2.70%, 7/13/20	425	424
3.95%, 2/27/23	425	431
Discover Bank
7.00%, 4/15/20	320	328
Five Corners Funding Trust
4.42%, 11/15/23 (b)	275	297
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	350	367
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/1/24	300	303
Goldman Sachs Group, Inc. (The),
4.22%, 5/1/29	625	683
6.75%, 10/1/37	285	385
MTN
4.80%, 7/8/44	175	210
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (b)	175	222

Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	371
HSBC Holdings PLC
4.25%, 3/14/24	750	790
HSBC USA, Inc.
3.50%, 6/23/24	250	264
Humana, Inc.
3.95%, 3/15/27	225	239
ING Bank N.V.
5.80%, 9/25/23 (b)	520	577
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	325
iStar, Inc.
5.25%, 9/15/22	175	179
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/3/26 (b)	300	311
JPMorgan Chase & Co.,
3.70%, 5/6/30	625	670
4.13%, 12/15/26	550	601
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	125
Lloyds Banking Group PLC,
3.75%, 1/11/27	400	415
4.55%, 8/16/28 (e)	500	552
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	350	373
MassMutual Global Funding II
3.40%, 3/8/26 (b)	400	424
MetLife, Inc.
5.70%, 6/15/35	150	203
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	184
Nationwide Building Society,
4.30%, 3/8/29 (b)	375	402
4.36%, 8/1/24 (b)	200	210
Pine Street Trust I
4.57%, 2/15/29 (b)	250	268
Realty Income Corp.
3.25%, 10/15/22	350	361
REC Ltd.
5.25%, 11/13/23 (b)	430	463
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	646
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	913
Service Properties Trust
4.35%, 10/1/24	575	582
Standard Chartered PLC
3.05%, 1/15/21 (b)	375	378
Syngenta Finance N.V.
4.89%, 4/24/25 (b)	550	583
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	505
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	220
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (b)	525	530
UnitedHealth Group, Inc.,
2.88%, 3/15/23	350	359
3.75%, 7/15/25	300	323

WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	455
		28,238
Industrials (16.2%)
Air Liquide Finance SA
1.75%, 9/27/21 (b)	225	224
Akamai Technologies, Inc.
0.13%, 5/1/25	162	186
Altria Group, Inc.
5.95%, 2/14/49	150	177
Amazon.com, Inc.
2.80%, 8/22/24	825	858
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33	200	206
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	400	478
Anthem, Inc.
2.38%, 1/15/25	175	175
Apple, Inc.,
2.45%, 8/4/26	400	406
4.45%, 5/6/44	250	304
AT&T, Inc.,
4.50%, 3/9/48	325	350
4.90%, 8/15/37	225	256
BAT Capital Corp.
4.54%, 8/15/47	350	336
Boeing Co. (The)
3.95%, 8/1/59	250	275
Booking Holdings, Inc.
0.90%, 9/15/21 (e)	105	122
Bristol-Myers Squibb Co.
4.25%, 10/26/49 (b)	350	407
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	275	289
4.91%, 7/23/25	175	192
CNH Industrial Capital LLC
4.38%, 11/6/20	300	306
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	220	224
Comcast Corp.,
4.05%, 11/1/52	300	335
4.15%, 10/15/28	225	253
Concho Resources, Inc.
4.85%, 8/15/48	150	172
Constellation Brands, Inc.
4.40%, 11/15/25	425	470
CVS Health Corp.,
4.30%, 3/25/28	225	243
5.05%, 3/25/48	275	313
Daimler Finance North America LLC
3.10%, 8/15/29 (b)	300	304
Dell International LLC/EMC Corp.,
4.90%, 10/1/26 (b)	200	215
6.02%, 6/15/26 (b)	175	197
Delta Air Lines, Inc.,
2.88%, 3/13/20	300	301
Series AA

3.20%, 10/25/25	250	261
Diageo Capital PLC Co.
2.13%, 10/24/24	450	450
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (b)(e)	250	260
Dollar Tree, Inc.,
3.70%, 5/15/23	250	259
4.20%, 5/15/28	175	188
Eldorado Gold Corp.
9.50%, 6/1/24 (b)	400	434
Energy Transfer Operating L.P.
5.15%, 3/15/45	250	263
Exxon Mobil Corp.
4.11%, 3/1/46	325	385
Ferguson Finance PLC
4.50%, 10/24/28 (b)	525	563
Ford Motor Credit Co., LLC
3.20%, 1/15/21	200	200
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	350	370
Fox Corp.
5.58%, 1/25/49 (b)	200	253
General Motors Co.
6.60%, 4/1/36	125	143
Glencore Funding LLC
4.13%, 3/12/24 (b)	450	472
HCA, Inc.
5.25%, 6/15/49	150	164
Heathrow Funding Ltd.
4.88%, 7/15/23 (b)	435	454
Imperial Brands Finance PLC
3.13%, 7/26/24 (b)	350	351
International Business Machines Corp.
3.30%, 5/15/26	875	923
Las Vegas Sands Corp.
3.20%, 8/8/24	350	357
Lowe’s Cos., Inc.
3.65%, 4/5/29	350	375
LYB International Finance III LLC
4.20%, 10/15/49 (d)	175	174
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	260	257
Medtronic, Inc.
4.63%, 3/15/45	29	37
Microsoft Corp.
3.13%, 11/3/25	350	372
Mondelez International Holdings Netherlands BV
2.25%, 9/19/24 (b)	625	623
MPLX L.P.
5.20%, 12/1/47 (b)	250	274
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (b)	475	474
Newell Brands, Inc.
4.20%, 4/1/26 (e)	310	325
Newmont Goldcorp Corp.
3.70%, 3/15/23	436	454
Novartis Capital Corp.
4.40%, 5/6/44	225	279
Nuance Communications, Inc.
1.00%, 12/15/35	179	170

Nvent Finance Sarl
3.95%, 4/15/23	450	459
NXP Semiconductors N.V.
1.00%, 12/1/19	250	273
Occidental Petroleum Corp.
3.20%, 8/15/26	370	374
Palo Alto Networks, Inc.
0.75%, 7/1/23	159	168
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (b)	400	421
Rockies Express Pipeline LLC
6.88%, 4/15/40 (b)	300	328
Shell International Finance BV
3.25%, 5/11/25	400	424
Sherwin-Williams Co. (The)
2.95%, 8/15/29	525	527
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (b)	525	524
Sika AG
0.15%, 6/5/25	120	133
Southern Copper Corp.
5.25%, 11/8/42	175	198
Splunk, Inc.
0.50%, 9/15/23	158	171
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (b)	531	534
Starbucks Corp.
3.80%, 8/15/25	450	487
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24	200	240
Telefonica Emisiones SA
4.10%, 3/8/27	550	599
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23 (e)	50	40
Trimble, Inc.
4.15%, 6/15/23	625	653
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	467	497
Verint Systems, Inc.
1.50%, 6/1/21	200	202
Verizon Communications, Inc.
4.67%, 3/15/55	93	112
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (b)	475	529
Walmart, Inc.,
3.63%, 12/15/47	100	112
3.70%, 6/26/28	125	139
Weibo Corp.
1.25%, 11/15/22	132	124
		27,406
Utilities (3.0%)
Boston Gas Co.
3.00%, 8/1/29 (b)	225	232

Calpine Corp.
5.25%, 6/1/26 (b)		175	182
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49		150	150
Electricite de France SA
4.50%, 9/21/28 (b)		275	307
Enel Finance International N.V.
3.63%, 5/25/27 (b)		275	286
Entergy Louisiana LLC
3.05%, 6/1/31		175	181
ITC Holdings Corp.
3.35%, 11/15/27		450	475
Korea Hydro & Nuclear Power Co., Ltd.
3.75%, 7/25/23 (b)		710	749
Mississippi Power Co.
3.95%, 3/30/28		500	545
Northern States Power Co.
2.90%, 3/1/50		250	242
Oglethorpe Power Corp.
5.05%, 10/1/48		250	303
Southern Power Co.,
Series D
1.95%, 12/15/19		375	375
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (b)		550	585
Vistra Operations Co. LLC
4.30%, 7/15/29 (b)		425	437
			5,049
			61,932
Mortgages - Other (15.0%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.20%, 5/25/47 (c)		132	126
5.50%, 2/25/36		8	7
6.00%, 7/25/37		58	54
PAC
5.50%, 2/25/36		4	3
6.00%, 4/25/36		17	14
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.67%, 7/25/46 (c)		169	136
5.86%, 10/25/36		338	184
6.00%, 4/25/36		27	27
Banc of America Funding Trust,
5.25%, 7/25/37		129	128
6.00%, 7/25/37		21	20
ChaseFlex Trust,
6.00%, 2/25/37		382	264
Classic RMBS Trust,
3.06%, 8/15/26 (b)	CAD	1,100	830
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35	$800		308
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.44%, 10/17/40 (c)	EUR	300	326
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.73%, 6/13/45 (c)	GBP	471	567
Eurosail-UK 2007-4bl PLC,
3 Month GBP LIBOR + 0.95%, 1.73%, 6/13/45 (c)		235	285
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.27%, 7/15/47 (c)		216	264

Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47	$2,326		2,352
3.50%, 5/25/45 – 5/25/47	1,929		1,978
3.87%, 5/25/45 (b)(c)	128		128
4.00%, 5/25/45	81		82
1 Month USD LIBOR + 2.35%, 4.37%, 4/25/30 (c)	700		709
1 Month USD LIBOR + 3.30%, 5.32%, 10/25/27 (c)	400		423
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	377	378
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$154		140
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.25%, 1/19/38 (c)	344		334
Headlands Residential LLC,
3.97%, 6/25/24 (b)	150		151
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	450	444
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35	$61		57
JP Morgan Mortgage Trust,
4.53%, 6/25/37 (c)	60		56
6.00%, 6/25/37	66		63
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.20%, 6/17/38 (c)	EUR	384	393
Lehman Mortgage Trust,
6.50%, 9/25/37	$734		426
LHOME Mortgage Trust,
4.58%, 10/25/23 (b)	400		406
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)	412		426
NRPL Trust,
4.25%, 7/25/67 (b)(c)	553		557
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.17%, 1/15/39 (c)	GBP	285	323
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.11%, 12/15/39 (c)	EUR	500	480
Preston Ridge Partners Mortgage,
4.50%, 1/25/24 (b)	$480		485
RALI Trust,
5.50%, 12/25/34	439		443
6.00%, 4/25/36 – 1/25/37	219		203
PAC
6.00%, 4/25/36	15		15
Residential Asset Securitization Trust,
6.00%, 7/25/36	25		21
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.08%, 6/12/46 (c)	GBP	250	302
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.53%, 6/18/45 (c)	350		434
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 10/25/58	$4,612		4,709
4.00%, 7/25/56 (c)	300		303
4.00%, 8/25/56 (b)(c)	400		395
4.00%, 8/25/58 – 10/25/58	341		357
4.50%, 6/25/57	1,416		1,510
4.75%, 7/25/56 – 6/25/57(b)(c)	700		710
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.87%, 5/25/47 (b)(c)	813		724
TDA 27 FTA,
3 Month EURIBOR + 1.90%, 0.00%, 12/28/50 (c)	EUR	500	483

VCAT Asset Securitization, LLC,
4.36%, 2/25/49 (b)	$462		467
			25,410
Municipal Bonds (1.2%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115		170
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		332
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		960
Municipal Electric Authority of Georgia, GA
6.66%, 4/1/57	431		618
			2,080
Sovereign (8.5%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1,300	1,011
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/29	BRL	1,900	546
Colombian TES,
Series B
7.00%, 6/30/32	COP	1,198,000	370
Croatia Government International Bond,
2.75%, 1/27/30	EUR	275	366
Egypt Government International Bond,
6.38%, 4/11/31 (b)	400		455
Export-Import Bank of India,
3.88%, 2/1/28 (b)(e)	$700		740
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	800	987
3.45%, 4/2/24 (b)		565	691
Hungary Government Bond,
3.00%, 8/21/30	HUF	219,400	788
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	5,074,000	332
8.25%, 5/15/29	5,325,000		401
Mexican Bonos,
Series M
8.50%, 5/31/29	MXN	22,500	1,270
Mexico Government International Bond,
3.60%, 1/30/25	$275		286
New Zealand Government Bond,
3.00%, 4/20/29	NZD	1,300	955
Nigeria Government International Bond,
9.25%, 1/21/49 (b)	$400		448
Pertamina Persero PT,
6.50%, 11/7/48 (b)	350		460
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (b)	260		334
Petroleos Mexicanos,
6.50%, 1/23/29	210		214
6.84%, 1/23/30 (b)	180		187
7.69%, 1/23/50 (b)	159		166
Qatar Government International Bond,
5.10%, 4/23/48 (b)	300		384

Senegal Government International Bond,
6.25%, 5/23/33 (b)	200		202
Spain Government Bond,
1.95%, 7/30/30 (b)	EUR	650	841
3.45%, 7/30/66 (b)		180	335
Sweden Government Bond,
0.75%, 11/12/29 (b)	SEK	7,625	856
Ukraine Government International Bond,
6.75%, 6/20/26 (b)	EUR	240	283
9.75%, 11/1/28 (b)	$485		557
			14,465
U.S. Treasury Securities (4.9%)
U.S. Treasury Bond
3.00%, 11/15/44	3,100		3,642
U.S. Treasury Notes,
0.88%, 1/15/29	2,185		2,318
1.75%, 7/15/22	2,400		2,410
			8,370
Total Fixed Income Securities (Cost $157,927)			163,909

		Value
	Shares	(000)
Short-Term Investments (9.5%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,040)	1,040,250	1,040

Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $13,776)	13,775,789	13,776

	Face
	Amount		Value
	(000)		(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
2.35%, 11/21/19 (l) (Cost $830)	$833		830

Sovereign (0.3%)
Egypt Treasury Bill
15.85%, 3/10/20 (Cost $425)	EGP	7,425	428
Total Short-Term Investments (Cost $16,071)			16,074
Total Investments (106.2%) (Cost $173,998) Including $1,773 of Securities Loaned (m)(n)(o)			179,983
Liabilities in Excess of Other Assets (-6.2%)			(10,465)
Net Assets (100.0%)			$169,518

(a)                                                         Security is subject to delayed delivery.

(b)                                                         144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                                          Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)                                                         When-issued security.

(e)                                                          All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $1,773,000 and $1,807,000, respectively. The Fund received cash collateral of approximately $1,040,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $767,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)                                                           Non-income producing security; bond in default.

(g)                                                          Security has been deemed illiquid at September 30, 2019.

(h)                                                         At September 30, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(i)                                                             Issuer in bankruptcy.

(j)                                                            Acquired through exchange offer.

(k)                                                         The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $16,000 relating to the Fund’s investment in the Liquidity Funds.

(l)                                                             Rate shown is the yield to maturity at September 30, 2019.

(m)                                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(n)                                                         Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(o)                                                         At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,776,000 and the aggregate gross unrealized depreciation is approximately $1,889,000, resulting in net unrealized appreciation of approximately $5,887,000.

@                                                            Value is less than $500.

EURIBOR              Euro Interbank Offered Rate.

IO                                                          Interest Only.

LIBOR                                London Interbank Offered Rate.

MTN                                           Medium Term Note.

PAC                                               Planned Amortization Class.

REMIC                             Real Estate Mortgage Investment Conduit.

STRIPS                             Separate Trading of Registered Interest and Principal of Securities.

TBA                                              To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$69		MXN	1,368		10/2/19	$ (—@	)
Bank of America NA		$451		MXN	8,908		10/3/19	(—@	)
Bank of America NA	CAD	1,098			$827		12/18/19	(2)
Bank of America NA	HUF	248,157			$830		12/18/19	18
Bank of America NA	MXN	8,908			$446		12/18/19	—	@
Bank of America NA	NZD	1,432			$919		12/18/19	21
Bank of America NA		$61		PLN	240		12/18/19	(1)
Bank of America NA	ZAR	371			$25		12/18/19	1
Barclays Bank PLC	AUD	1,558			$1,073		12/18/19	18
Barclays Bank PLC	EUR	—	@		$—	@	12/18/19	—	@
Barclays Bank PLC	MXN	1,368			$69		12/18/19	—	@
Barclays Bank PLC		$135		EUR	121		12/18/19	(2)
BNP Paribas SA	BRL	2,345			$575		12/18/19	14
BNP Paribas SA	PEN	1,720			$515		12/18/19	6
Citibank NA	CHF	112			$114		12/18/19	1
Citibank NA	COP	1,313,934			$391		12/18/19	15
Citibank NA	MXN	7,136			$362		12/18/19	5
Citibank NA	NOK	27			$3		12/18/19	—	@
Citibank NA		$440		GBP	352		12/18/19	(6)
Goldman Sachs International	GBP	2,154			$2,668		12/18/19	11
Goldman Sachs International	SEK	8,365			$874		12/18/19	20
JPMorgan Chase Bank NA	EUR	5,861			$6,529		12/18/19	103
JPMorgan Chase Bank NA	IDR	10,667,758			$757		12/18/19	11
JPMorgan Chase Bank NA		$506		PEN	1,715		12/18/19	2
Royal Bank of Canada	CAD	259			$196		12/18/19	—	@
Royal Bank of Canada	EUR	295			$325		12/18/19	1
								$236

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	7	Dec-19	$700		$912	$2
U.S. Treasury 10 yr. Ultra Long Bond	15	Dec-19	1,500		2,136	4
U.S. Treasury 2 yr. Note	60	Dec-19	12,000		12,930	(24)
U.S. Treasury 30 yr. Bond	9	Dec-19	900		1,461	(19)
U.S. Treasury 5 yr. Note	38	Dec-19	3,800		4,528	(22)
U.S. Treasury Ultra Bond	52	Dec-19	5,200		9,979	(319)

Short:
German Euro Bund	10	Dec-19	EUR	(1,000)	(1,899)	20
German Euro OAT	9	Dec-19	(900)		(1,671)	24
						$(334)

@		Value is less than $500.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Finance	15.8%
Agency Fixed Rate Mortgages	15.4
Industrials	15.3
Mortgages - Other	14.2
Other**	14.1
Asset-Backed Securities	8.7
Short-Term Investments	8.4
Sovereign	8.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $35,516,000 and net unrealized depreciation of approximately $334,000. Also does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $236,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.3%)
Angola (0.5%)
Sovereign (0.5%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)	$890	$941

Argentina (1.2%)
Corporate Bonds (1.2%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,210	744
Provincia de Cordoba,
7.45%, 9/1/24 (a)	440	255
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	2,220	1,121
Provincia de Rio Negro,
7.75%, 12/7/25 (a)	600	231
		2,351
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,920	1,867

Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,110	1,265

Belarus (0.3%)
Sovereign (0.3%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	470	496

Brazil (4.4%)
Corporate Bonds (2.1%)
Embraer Netherlands Finance BV,
5.05%, 6/15/25	460	505
5.40%, 2/1/27	430	488
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	1,430	1,437
Petrobras Global Finance BV,
5.09%, 1/15/30 (a)	769	803
Rumo Luxembourg Sarl,
7.38%, 2/9/24	742	801
		4,034
Sovereign (2.3%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,829	2,939
6.00%, 4/7/26	1,250	1,445
		4,384
		8,418

Chile (1.4%)
Corporate Bonds (1.0%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030	1,100
Geopark Ltd.,
6.50%, 9/21/24 (a)	890	919
		2,019
Sovereign (0.4%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	796
		2,815
China (6.0%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	988

Sovereign (5.5%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,590	1,994
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,520	4,848
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,087
3.70%, 6/10/25	750	796
3.70%, 6/10/25 (a)	838	889
		10,614
		11,602
Colombia (2.8%)
Corporate Bonds (0.6%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	390	425
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	610	674
		1,099
Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21	530	549
5.00%, 6/15/45	1,950	2,289
11.75%, 2/25/20	1,250	1,294
		4,132
		5,231
Costa Rica (0.5%)
Sovereign (0.5%)
Costa Rica Government International Bond,
7.16%, 3/12/45	960	964

Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)(b)	570	623
6.88%, 1/29/26 (a)	890	1,007

7.45%, 4/30/44 (a)	739		879
9.75%, 6/5/26 (a)	DOP	44,050	870
			3,379
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
8.88%, 10/23/27	$1,550		1,550
9.65%, 12/13/26	880		925
10.75%, 1/31/29 (a)	460		498
			2,973
Egypt (2.8%)
Sovereign (2.8%)
Egypt Government Bond,
15.90%, 7/2/24	EGP	16,000	1,040
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	572
6.38%, 4/11/31 (a)	1,500		1,705
6.59%, 2/21/28	$1,000		1,012
7.50%, 1/31/27 (a)	890		958
			5,287
El Salvador (1.0%)
Sovereign (1.0%)
El Salvador Government International Bond,
6.38%, 1/18/27	721		751
8.63%, 2/28/29 (a)	760		887
Republic Of El Salvador,
7.12%, 1/20/50 (a)	360		368
			2,006
Gabon (0.2%)
Sovereign (0.2%)
Republic of Gabon,
6.95%, 6/16/25 (a)	410		409

Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC,
5.75%, 6/19/24 (a)	495		500

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,460		1,459
8.95%, 3/26/51 (a)	410		412
			1,871
Guatemala (0.6%)
Sovereign (0.6%)
Guatemala Government Bond,
4.88%, 2/13/28	1,150		1,218

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20	400	428

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
7.63%, 3/29/41	540	898

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	812

Indonesia (10.0%)
Sovereign (10.0%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,564	2,735
4.75%, 1/8/26 (a)	830	917
4.75%, 1/8/26	990	1,093
5.35%, 2/11/49 (b)	950	1,217
5.88%, 1/15/24 (a)	460	518
5.88%, 1/15/24	4,250	4,791
5.95%, 1/8/46 (a)	330	438
7.75%, 1/17/38	2,105	3,157
Pertamina Persero PT,
6.45%, 5/30/44 (a)	1,030	1,330
6.50%, 11/7/48 (a)	1,000	1,316
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,300	1,670
		19,182
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	690	708

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45	310	406
8.00%, 3/15/39	860	1,130
		1,536
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	580	613

Kazakhstan (0.9%)
Sovereign (0.9%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	200	227
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	1,280	1,594
		1,821

Kenya (0.4%)
Sovereign (0.4%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		790	830

Lebanon (1.0%)
Sovereign (1.0%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29		2,940	1,911

Mexico (11.9%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,240	1,251

Sovereign (11.3%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		1,263	1,280
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	18,115	954
Mexico Government International Bond,
3.75%, 1/11/28	$1,290		1,332
4.15%, 3/28/27		1,398	1,483
4.60%, 1/23/46		2,530	2,700
6.05%, 1/11/40		1,482	1,869
Petroleos Mexicanos,
5.63%, 1/23/46		404	346
6.49%, 1/23/27 (a)		1,535	1,603
6.50%, 3/13/27 – 1/23/29		2,660	2,760
6.63%, 6/15/38		576	551
6.75%, 9/21/47		1,078	1,037
6.84%, 1/23/30 (a)		1,573	1,632
7.69%, 1/23/50 (a)		3,888	4,063
			21,610
			22,861
Nigeria (2.0%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		950	973

Sovereign (1.5%)
Nigeria Government International Bond,
6.38%, 7/12/23		670	705
6.50%, 11/28/27 (a)		920	932
7.14%, 2/23/30 (a)		860	882
9.25%, 1/21/49 (a)		400	448
			2,967
			3,940
Oman (1.1%)
Sovereign (1.1%)
Oman Government International Bond,
6.00%, 8/1/29 (a)		2,060	2,054

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,245	1,469
Panama Government International Bond,
3.87%, 7/23/60	320	346
4.00%, 9/22/24	294	315
8.88%, 9/30/27	763	1,095
		3,225
Paraguay (1.5%)
Sovereign (1.5%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	320	337
4.70%, 3/27/27 (a)	473	513
5.40%, 3/30/50 (a)	610	694
6.10%, 8/11/44 (a)	1,060	1,293
		2,837
Peru (3.0%)
Corporate Bonds (0.5%)
Banco de Credito del Peru,
2.70%, 1/11/25 (a)	530	531
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	340	345
		876
Sovereign (2.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	1,298	1,397
Peruvian Government International Bond,
6.55%, 3/14/37	1,150	1,683
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,490	1,637
		4,717
		5,593
Philippines (2.1%)
Sovereign (2.1%)
Philippine Government International Bond,
3.95%, 1/20/40	836	987
9.50%, 2/2/30	1,849	3,012
		3,999
Poland (1.2%)
Sovereign (1.2%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,290	1,335
4.00%, 1/22/24 (b)	650	705
5.00%, 3/23/22	250	268
		2,308
Qatar (3.8%)
Sovereign (3.8%)
Qatar Government International Bond,
4.00%, 3/14/29	1,700	1,886

4.82%, 3/14/49		1,000	1,240
4.82%, 3/14/49 (a)		3,320	4,116
			7,242
Russia (4.9%)
Sovereign (4.9%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		4,400	4,643
5.63%, 4/4/42		3,800	4,691
			9,334
Saudi Arabia (3.0%)
Sovereign (3.0%)
Saudi Government International Bond,
4.38%, 4/16/29		2,150	2,418
5.25%, 1/16/50 (a)		2,630	3,281
			5,699
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		920	929

South Africa (1.0%)
Sovereign (1.0%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23		560	577
7.13%, 2/11/25		760	784
8.45%, 8/10/28 (a)(b)		520	573
			1,934
Sri Lanka (1.3%)
Sovereign (1.3%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		900	860
7.55%, 3/28/30 (a)		970	957
7.85%, 3/14/29 (a)		760	766
			2,583
Turkey (5.1%)
Sovereign (5.1%)
Turkey Government International Bond,
3.25%, 3/23/23		340	317
4.88%, 4/16/43		1,100	885
5.63%, 3/30/21		4,342	4,459
6.35%, 8/10/24		1,290	1,316
6.88%, 3/17/36		1,200	1,198
7.25%, 12/23/23		1,480	1,568
			9,743
Ukraine (3.7%)
Sovereign (3.7%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	360	424
7.75%, 9/1/23 – 9/1/26	$4,390		4,608
9.75%, 11/1/28 (a)		290	333
9.75%, 11/1/28		1,560	1,791
			7,156

United Arab Emirates (1.4%)
Sovereign (1.4%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,750	1,741
3.13%, 5/3/26	938	984
		2,725
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50	760	907

Venezuela (0.7%)
Sovereign (0.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	15,740	1,377
Total Fixed Income Securities (Cost $175,491)		178,778

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00% expires 11/15/20 (e)(f)	750	31

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20 (e)(f)	2,750	9
Total Warrants (Cost $—)		40

Shares
Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	1,760,304	1,760

	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $119; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $122)	$119	119
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $98; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $100)	98	98
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $73; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $74)	73	73

Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $375; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $382)	375	375
		665
Total Securities held as Collateral on Loaned Securities (Cost $2,425)		2,425

Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $7,975)	7,974,644	7,975

	Face Amount (000)
Sovereign (1.7%)
Nigeria (1.1%)
Nigeria Treasury Bills,
17.95%, 2/27/20	NGN	177,499	465
18.30%, 2/27/20	215,150		563
19.10%, 2/27/20	398,351		1,041
			2,069
Egypt (0.6%)
Egypt Treasury Bills,
15.60%, 3/10/20	EGP	15,350	885
15.95%, 3/10/20	4,500		259
			1,144
Total Sovereign (Cost $1,423)			3,213
Total Short-Term Investments (Cost $13,583)			13,613
Total Investments (100.5%) (Cost $189,074) Including $3,093 of Securities Loaned (h)(i)(j)			192,431
Liabilities in Excess of Other Assets (-0.5%)			(1,016)
Net Assets (100.0%)			$191,415

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $3,093,000 and $3,068,000, respectively. The Fund received cash collateral of approximately $2,425,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $643,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Issuer in bankruptcy.

(d)                                 Non-income producing security; bond in default.

(e)                                  Security has been deemed illiquid at September 30, 2019.

(f)                                   Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)                                    At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,499,000 and the aggregate gross unrealized depreciation is approximately $10,118,000, resulting in net unrealized appreciation of approximately $3,381,000.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR	2,550	$2,820	12/18/19	$24

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso
NGN	—	Nigerian Naira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.7%
Corporate Bonds	7.4
Short-Term Investments	5.9
Other**	0.0	***
Total Investments	100.0	%****

*                               Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.

**                        Industries and/or investment types representing less than 5% of total investments.

***                 Amount is less than 0.05%.

****          Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $24,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Brazil (10.5%)
Ambev SA	688,101	$3,188
Atacadao SA	421,304	2,135
B3 SA - Brasil Bolsa Balcao	292,242	3,069
Hapvida Participacoes e Investimentos SA	126,617	1,641
Itau Unibanco Holding SA (Preference)	388,892	3,279
Lojas Renner SA	204,018	2,478
Petroleo Brasileiro SA	334,762	2,429
Petroleo Brasileiro SA (Preference)	392,626	2,603
Telefonica Brasil SA (Preference)	126,700	1,675
		22,497

Chile (0.4%)
SACI Falabella	142,011	794

China (27.0%)
Alibaba Group Holding Ltd. ADR (a)	47,414	7,929
Anhui Conch Cement Co., Ltd., Class A	297,284	1,730
Baidu, Inc. ADR (a)	6,976	717
Bank of China Ltd. H Shares (b)	7,828,000	3,085
China Construction Bank Corp. H Shares (b)	4,682,230	3,560
China International Capital Corp. Ltd. H Shares (b)(c)	364,800	712
China Life Insurance Co., Ltd. H Shares (b)	809,000	1,865
China Mengniu Dairy Co., Ltd. (a)(b)	671,000	2,504
China Mobile Ltd. (b)	176,500	1,465
China Overseas Land & Investment Ltd. (b)	434,000	1,373
China Resources Beer Holdings Co., Ltd. (b)	430,000	2,288
China Resources Land Ltd. (b)	246,000	1,026
CSPC Pharmaceutical Group Ltd. (b)	942,000	1,905
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	145,599	585
Kweichow Moutai Co., Ltd., Class A	16,091	2,594
New Oriental Education & Technology Group, Inc. ADR (a)	19,592	2,170
PetroChina Co., Ltd. H Shares (b)	968,000	499
Pinduoduo, Inc. ADR (a)(c)	34,470	1,111
Ping An Insurance Group Co. of China Ltd., Class A	133,396	1,635
Ping An Insurance Group Co. of China Ltd. H Shares (b)	165,500	1,915
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	257,400	467
Shenzhou International Group Holdings Ltd. (b)	198,000	2,605
Sino Biopharmaceutical Ltd. (b)	1,020,000	1,304
Sinopharm Group Co., Ltd. H Shares (b)	130,800	411
TAL Education Group ADR (a)	27,870	954
Tencent Holdings Ltd. (b)	234,300	9,944
Universal Scientific Industrial Shanghai Co. Ltd., Class A	428,895	932
Yihai International Holding Ltd. (a)(b)	64,000	382
		57,667
Egypt (0.9%)
Commercial International Bank Egypt SAE	417,893	2,002

Germany (0.9%)
Adidas AG	6,509	2,026

Hungary (2.0%)
OTP Bank Nyrt	68,836	2,868
Richter Gedeon Nyrt	87,267	1,412
		4,280

India (8.3%)
Axis Bank Ltd.	157,856	1,526
Eicher Motors Ltd.	4,345	1,094
HDFC Bank Ltd. ADR	28,162	1,607
ICICI Bank Ltd.	287,402	1,762
ICICI Bank Ltd. ADR	42,690	520
ICICI Prudential Life Insurance Co., Ltd.	286,625	1,876
IndusInd Bank Ltd.	47,219	922
Infosys Ltd.	125,423	1,422
Infosys Ltd. ADR	56,745	645
L&T Finance Holdings Ltd.	474,143	567
Larsen & Toubro Ltd.	99,234	2,065
Shree Cement Ltd.	6,325	1,687
Tata Consultancy Services Ltd.	67,231	1,991
		17,684
Indonesia (5.3%)
Astra International Tbk PT	3,651,700	1,702
Bank Central Asia Tbk PT	2,145,000	4,588
Bank Mandiri Persero Tbk PT	1,563,300	768
Bank Rakyat Indonesia Persero Tbk PT	7,223,600	2,098
Telekomunikasi Indonesia Persero Tbk PT	4,942,500	1,493
Unilever Indonesia Tbk PT	221,500	727
		11,376
Korea, Republic of (4.8%)
Hotel Shilla Co., Ltd.	16,049	1,157
LG Chem Ltd.	2,157	538
LG Household & Health Care Ltd.	1,200	1,313
Macquarie Korea Infrastructure Fund	39,541	388
NCSoft Corp.	2,007	873
S-Oil Corp.	9,185	767
Samsung Biologics Co. Ltd. (a)	3,596	927
Samsung Electronics Co., Ltd.	104,701	4,272
		10,235
Malaysia (1.0%)
Malayan Banking Bhd	401,801	817
Public Bank Bhd	271,200	1,301
		2,118
Mexico (5.1%)
Alsea SAB de CV (a)	475,606	1,109
Fomento Economico Mexicano SAB de CV ADR	27,740	2,540
Grupo Financiero Banorte SAB de CV Series O	497,369	2,681
Infraestructura Energetica Nova SAB de CV	398,401	1,585
Wal-Mart de Mexico SAB de CV	990,094	2,935
		10,850
Peru (2.3%)
Cia de Minas Buenaventura SAA ADR	186,910	2,837
Credicorp Ltd.	10,249	2,137
		4,974
Philippines (1.3%)
Ayala Corp.	7,425	126
Ayala Land, Inc.	894,620	854
Jollibee Foods Corp.	200,040	857
SM Investments Corp.	45,624	854
		2,691

Poland (3.4%)
Jeronimo Martins SGPS SA	205,332	3,464
LPP SA	848	1,822
Santander Bank Polska SA	25,730	2,013
		7,299
Russia (5.2%)
MMC Norilsk Nickel PJSC ADR	104,456	2,674
Sberbank of Russia PJSC ADR	211,297	2,994
X5 Retail Group N.V. GDR	88,621	3,097
Yandex N.V., Class A (a)	68,555	2,400
		11,165
Singapore (0.5%)
DBS Group Holdings Ltd.	59,400	1,071

South Africa (5.5%)
AVI Ltd.	263,509	1,432
Bidvest Group Ltd. (The)	129,236	1,630
Capitec Bank Holdings Ltd. (c)	23,124	1,966
Clicks Group Ltd.	127,667	1,813
Nedbank Group Ltd.	108,848	1,633
Reunert Ltd.	177,420	809
Sanlam Ltd.	487,067	2,402
		11,685
Taiwan (9.4%)
ASE Technology Holding Co., Ltd.	434,738	994
Cathay Financial Holding Co., Ltd.	413,000	545
CTBC Financial Holding Co., Ltd.	1,999,000	1,329
Eclat Textile Co., Ltd.	54,000	726
Hon Hai Precision Industry Co., Ltd.	191,972	455
Largan Precision Co., Ltd.	4,000	578
MediaTek, Inc.	135,000	1,609
Mega Financial Holding Co. Ltd.	1,339,000	1,242
Nanya Technology Corp.	201,000	522
President Chain Store Corp.	26,000	243
Taiwan Cement Corp.	302,840	387
Taiwan Semiconductor Manufacturing Co., Ltd.	1,221,000	10,756
Vanguard International Semiconductor Corp.	310,000	627
		20,013
Thailand (2.1%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	1,362,300	1,078
CP ALL PCL (Foreign Shares)	329,800	877
Muangthai Capital PCL (Foreign Shares)	447,300	836
PTT PCL (Foreign Shares)	1,140,100	1,722
		4,513
Turkey (2.0%)
Haci Omer Sabanci Holding AS	1,295,219	2,197
Tupras Turkiye Petrol Rafinerileri AS	78,961	2,005
		4,202
Total Common Stocks (Cost $171,192)		209,142

Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,535)	1,535,093	1,535

Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,642)	2,641,992	2,642
Total Short-Term Investments (Cost $4,177)		4,177
Total Investments (99.8%) (Cost $175,369) Including $1,605 of Securities Loaned (e)(f)(g)(h)		213,319
Other Assets in Excess of Liabilities (0.2%)		439
Net Assets (100.0%)		$213,758

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $1,605,000 and $1,662,000, respectively. The Fund received cash collateral of approximately $1,535,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $127,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $147,461,000 and 69.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $47,237,000 and the aggregate gross unrealized depreciation is approximately $9,344,000, resulting in net unrealized appreciation of approximately $37,893,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

	Contract		In
	to		Exchange		Unrealized
	Deliver		For	Delivery	Depreciation
Counterparty	(000)		(000)	Date	(000)
Goldman Sachs International	HKD	254,128	$32,387	11/13/19	$(57)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.5%
Banks	22.6
Food & Staples Retailing	6.9
Semiconductors & Semiconductor Equipment	6.8
Interactive Media & Services	6.2
Beverages	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $57,000.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
France (6.1%)
L’Oreal SA	3,640	$1,020
Pernod Ricard SA	5,863	1,044
		2,064
Germany (5.2%)
SAP SE	14,846	1,745

Italy (1.0%)
Davide Campari-Milano SpA	37,441	339

Netherlands (3.6%)
Heineken N.V.	11,244	1,216

United Kingdom (21.1%)
British American Tobacco PLC	25,851	956
Experian PLC	27,434	876
Reckitt Benckiser Group PLC	32,708	2,551
RELX PLC (Euronext N.V.)	13,664	325
RELX PLC (LSE)	35,331	838
Unilever PLC	25,457	1,531
		7,077
United States (61.1%)
Abbott Laboratories	13,173	1,102
Accenture PLC, Class A	8,208	1,579
Automatic Data Processing, Inc.	6,977	1,126
Baxter International, Inc.	16,932	1,481
Becton Dickinson & Co.	4,214	1,066
Church & Dwight Co., Inc.	5,803	437
Coca-Cola Co. (The)	22,679	1,235
Danaher Corp.	8,839	1,277
Factset Research Systems, Inc.	1,644	399
Fidelity National Information Services, Inc.	5,871	779
Fox Corp., Class A	7,682	242
Fox Corp., Class B (a)	6,427	203
Microsoft Corp.	19,578	2,722
Moody’s Corp.	2,258	462
NIKE, Inc., Class B	7,391	694
Philip Morris International, Inc.	30,222	2,295
Thermo Fisher Scientific, Inc.	2,794	814
Visa, Inc., Class A	10,291	1,770
Zoetis, Inc.	6,816	849
		20,532
Total Common Stocks (Cost $20,025)		32,973

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $319)	319,396	319

Total Investments (99.0%) (Cost $20,344) (c)(d)(e)	33,292
Other Assets in Excess of Liabilities (1.0%)	326
Net Assets (100.0%)	$33,618

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $12,441,000 and 37.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,207,000 and the aggregate gross unrealized depreciation is approximately $259,000, resulting in net unrealized appreciation of approximately $12,948,000.

LSE	London Stock Exchange.
EASM	Euronext Amsterdam Stock Market.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.8%
Health Care Equipment & Supplies	14.8
Software	13.4
Other*	11.9
Beverages	11.5
Tobacco	9.8
Household Products	9.0
Personal Products	7.7
Professional Services	6.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (5.1%)
APA Group	78,342	$607
Atlas Arteria Ltd.	124,682	657
Sydney Airport	165,585	899
Transurban Group	225,474	2,238
		4,401
Brazil (0.4%)
Energisa SA (Units) (a)	29,900	359

Canada (12.7%)
Enbridge, Inc.	106,919	3,753
Hydro One Ltd. (b)	97,515	1,803
Pembina Pipeline Corp.	53,940	1,999
TC Energy Corp.	67,672	3,504
		11,059
China (4.0%)
China Gas Holdings Ltd. (c)	430,200	1,660
China Merchants Port Holdings Co., Ltd. (c)	128,000	193
China Tower Corp. Ltd. H Shares (c)	2,744,000	627
ENN Energy Holdings Ltd. (c)	94,100	977
		3,457
France (5.4%)
Aeroports de Paris (ADP)	4,740	843
Getlink SE	32,570	490
SES SA	12,850	234
Vinci SA	28,990	3,125
		4,692
Hong Kong (1.5%)
China Everbright International Ltd.	573,000	444
Hong Kong & China Gas Co., Ltd.	459,000	891
		1,335
India (1.5%)
Azure Power Global Ltd. (d)	108,959	1,307

Italy (3.4%)
Atlantia SpA	38,136	923
Infrastrutture Wireless Italiane SpA	45,600	473
Italgas SpA	41,857	271
Snam SpA	88,640	448
Terna Rete Elettrica Nazionale SpA	131,870	847
		2,962
Japan (1.7%)
Japan Airport Terminal Co., Ltd. (b)	5,200	227
Tokyo Gas Co., Ltd.	49,800	1,259
		1,486
Mexico (6.2%)
Promotora y Operadora de Infraestructura SAB de CV	598,405	5,351

Netherlands (0.5%)
Koninklijke Vopak N.V.	8,640	444

New Zealand (0.6%)
Auckland International Airport Ltd.	95,442	546

Spain (6.7%)
Aena SME SA	3,790	695
Atlantica Yield PLC	138,373	3,333
Cellnex Telecom SA (d)	8,050	332
Ferrovial SA	38,136	1,102
Red Electrica Corp., SA	15,410	313
		5,775
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	3,490	646

United Kingdom (6.6%)
John Laing Group PLC	266,181	1,201
National Grid PLC	284,094	3,080
Pennon Group PLC	46,216	470
Severn Trent PLC	18,719	499
United Utilities Group PLC	50,859	516
		5,766
United States (41.9%)
American Electric Power Co., Inc.	3,850	361
American Tower Corp. REIT	29,630	6,552
American Water Works Co., Inc.	12,460	1,548
Aqua America, Inc.	30,233	1,355
Atmos Energy Corp.	18,567	2,115
CenterPoint Energy, Inc.	58,290	1,759
Cheniere Energy, Inc. (d)	17,383	1,096
Consolidated Edison, Inc.	20,830	1,968
Crown Castle International Corp. REIT	25,735	3,577
Edison International	23,507	1,773
Eversource Energy	26,499	2,265
Kinder Morgan, Inc.	112,873	2,326
NiSource, Inc.	57,913	1,733
ONEOK, Inc.	28,310	2,086
SBA Communications Corp. REIT	2,310	557
Sempra Energy	17,015	2,512
Targa Resources Corp.	16,040	644
Williams Cos., Inc. (The)	85,071	2,047
Xcel Energy, Inc.	1,490	97
		36,371
Total Common Stocks (Cost $67,212)		85,957

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $764)	764,053	764
Total Investments (99.8%) (Cost $67,976) Including $1,999 of Securities Loaned (f)(g)(h)		86,721
Other Assets in Excess of Liabilities (0.2%)		145
Net Assets (100.0%)		$86,866

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $1,999,000 and $2,107,000, respectively. The Fund received non-cash collateral of $2,107,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $28,177,000 and 32.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,978,000 and the aggregate gross unrealized depreciation is approximately $1,233,000, resulting in net unrealized appreciation of approximately $18,745,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.0%
Electricity Transmission & Distribution	14.8
Communications	14.2
Toll Roads	11.1
Diversified	8.3
Water	5.6
Other*	5.6
Renewables	5.4
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (2.9%)
Dexus REIT	50,854	$410
GPT Group (The) REIT	97,011	404
Mirvac Group REIT	143,437	296
Scentre Group REIT	193,973	515
Stockland REIT	24,775	76
Vicinity Centres REIT	174,603	303
		2,004
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	12,735	51

Canada (1.9%)
Boardwalk REIT	1,994	67
Crombie Real Estate Investment Trust REIT	8,619	103
First Capital Realty, Inc.	27,692	461
H&R Real Estate Investment Trust REIT	6,013	105
RioCan Real Estate Investment Trust REIT	25,806	514
SmartCentres Real Estate Investment Trust REIT	2,715	66
		1,316
China (1.2%)
China Overseas Land & Investment Ltd. (b)	96,000	304
China Resources Land Ltd. (b)	54,000	225
Guangzhou R&F Properties Co., Ltd. H Shares (b)	73,200	111
Longfor Group Holdings Ltd. (b)	47,000	176
		816
Finland (0.2%)
Kojamo Oyj	7,817	128

France (5.1%)
Carmila SA REIT	4,824	84
Covivio REIT	2,003	212
Gecina SA REIT	3,845	604
ICADE REIT	2,238	200
Klepierre SA REIT	37,669	1,279
Mercialys SA REIT	16,209	216
Unibail-Rodamco-Westfield REIT	6,617	965
		3,560
Germany (2.7%)
ADO Properties SA	1,966	81
Alstria Office AG REIT	11,619	199
Deutsche Wohnen SE	17,645	644
LEG Immobilien AG	1,070	123
Vonovia SE	16,928	859
		1,906
Hong Kong (8.0%)
CK Asset Holdings Ltd.	57,500	392
Fortune Real Estate Investment Trust REIT	14,000	16
Hang Lung Properties Ltd.	64,000	145
Hongkong Land Holdings Ltd.	155,900	878
Hysan Development Co., Ltd.	17,921	73

Link REIT	131,664	1,445
New World Development Co., Ltd.	186,585	244
Sino Land Co., Ltd.	41,638	63
Sun Hung Kai Properties Ltd.	86,393	1,249
Swire Properties Ltd.	221,700	699
Wharf Real Estate Investment Co., Ltd.	72,420	397
		5,601
Ireland (0.3%)
Hibernia REIT PLC	151,180	242

Japan (10.3%)
Activia Properties, Inc. REIT	29	148
Advance Residence Investment Corp. REIT	78	256
Daiwa Office Investment Corp. REIT	13	101
GLP J-REIT (a)	165	219
Hulic Co., Ltd.	10,100	104
Hulic REIT, Inc.	26	48
Invincible Investment Corp. REIT	117	72
Japan Excellent, Inc. REIT	31	51
Japan Hotel REIT Investment Corp.	300	224
Japan Real Estate Investment Corp. REIT	91	610
Japan Retail Fund Investment Corp. REIT	96	203
Kenedix Office Investment Corp. REIT	14	110
Mitsubishi Estate Co., Ltd.	59,600	1,154
Mitsui Fudosan Co., Ltd.	45,500	1,132
Mori Trust Sogo Reit, Inc.	58	104
Nippon Building Fund, Inc. REIT	107	822
Nippon Prologis, Inc. REIT	39	107
Nomura Real Estate Master Fund, Inc. REIT	194	350
Orix, Inc. J-REIT	47	103
Premier Investment Corp. REIT	53	78
Sumitomo Realty & Development Co., Ltd.	20,700	791
Tokyo Tatemono Co., Ltd.	1,000	14
United Urban Investment Corp. REIT	183	350
		7,151
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	8

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	10,747	299
NSI N.V. REIT	1,718	74
Wereldhave N.V. REIT	2,277	51
		424
Norway (0.4%)
Entra ASA	13,919	218
Norwegian Property ASA	34,158	48
		266
Singapore (1.6%)
Ascendas Real Estate Investment Trust REIT	113,300	256
CapitaLand Commercial Trust REIT	146,392	219
CapitaLand Ltd.	13,200	34
CapitaLand Mall Trust REIT	100,700	192
Frasers Logistics & Industrial Trust REIT	118,300	106
Keppel DC REIT	7,100	10
Lendlease Global Commercial REIT (a)	43,700	28
Mapletree Commercial Trust REIT	26,800	44
Mapletree Industrial Trust REIT	24,600	43

Mapletree Logistics Trust REIT	62,800	74
UOL Group Ltd.	21,774	118
		1,124
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	23,761	287
Merlin Properties Socimi SA REIT	36,919	516
		803
Sweden (0.6%)
Atrium Ljungberg AB, Class B	2,957	66
Castellum AB	3,407	73
Hufvudstaden AB, Class A	11,176	202
Kungsleden AB	6,053	55
		396
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	1,076	137

United Kingdom (5.3%)
British Land Co., PLC (The) REIT	125,256	901
Capital & Counties Properties PLC	19,260	56
Derwent London PLC REIT	11,020	457
Grainger PLC	29,480	89
Great Portland Estates PLC REIT	44,608	411
Hammerson PLC REIT	83,637	292
Intu Properties PLC REIT	36,728	20
Land Securities Group PLC REIT	87,348	920
LXB Retail Properties PLC (a)	137,376	—	@
Segro PLC REIT	17,669	176
Shaftesbury PLC REIT	3,377	38
St. Modwen Properties PLC	22,047	118
Urban & Civic PLC	52,307	208
Workspace Group PLC REIT	1,102	13
		3,699
United States (55.3%)
Alexandria Real Estate Equities, Inc. REIT	3,540	545
American Campus Communities, Inc. REIT	7,770	374
American Homes 4 Rent, Class A REIT	16,456	426
Apartment Investment & Management Co., Class A REIT	5,281	275
AvalonBay Communities, Inc. REIT	12,299	2,648
Boston Properties, Inc. REIT	17,758	2,302
Brixmor Property Group, Inc. REIT	10,725	218
Camden Property Trust REIT	8,351	927
Columbia Property Trust, Inc. REIT	25,025	529
Cousins Properties, Inc. REIT	15,149	569
CubeSmart REIT	20,257	707
DiamondRock Hospitality Co. REIT	92,648	950
Digital Realty Trust, Inc. REIT	7,470	970
Duke Realty Corp. REIT	11,471	390
Equity Residential REIT	17,193	1,483
Essex Property Trust, Inc. REIT	2,105	688
Extra Space Storage, Inc. REIT	3,530	412
Gaming and Leisure Properties, Inc. REIT	8,648	331
HCP, Inc. REIT	7,765	277
Healthcare Realty Trust, Inc. REIT	30,984	1,038
Healthcare Trust of America, Inc., Class A REIT	10,568	310
Host Hotels & Resorts, Inc. REIT	93,780	1,621
Hudson Pacific Properties, Inc. REIT	16,212	542
Invitation Homes, Inc. REIT	19,660	582

JBG SMITH Properties REIT	10,426	409
Kilroy Realty Corp. REIT	3,976	310
Lexington Realty Trust REIT	14,390	147
Liberty Property Trust REIT	5,140	264
Life Storage, Inc. REIT	1,875	198
Macerich Co. (The) REIT	51,502	1,627
Mack-Cali Realty Corp. REIT	17,437	378
Mid-America Apartment Communities, Inc. REIT	3,397	442
Paramount Group, Inc. REIT	43,478	580
Park Hotels & Resorts, Inc. REIT	2,317	58
ProLogis, Inc. REIT	28,617	2,439
Public Storage REIT	4,006	982
QTS Realty Trust, Inc., Class A REIT	529	27
Regency Centers Corp. REIT	10,874	756
RLJ Lodging Trust REIT	1,232	21
Senior Housing Properties Trust REIT	9,610	89
Simon Property Group, Inc. REIT	27,360	4,259
SL Green Realty Corp. REIT	36,913	3,018
Sunstone Hotel Investors, Inc. REIT	54,037	742
UDR, Inc. REIT	7,213	350
Ventas, Inc. REIT	1,870	136
Vornado Realty Trust REIT	18,901	1,203
Weingarten Realty Investors REIT	16,980	495
Welltower, Inc. REIT	4,434	402
		38,446
Total Common Stocks (Cost $53,433)		68,078

No. of Rights
Right (0.0%)
Singapore (0.0%)
Keppel DC REIT, expires 10/7/19 (a) (Cost $—)	746	—	@

	Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,159)	1,158,874	1,159
Total Investments (99.5%) (Cost $54,592) (f)(g)(h)		69,237
Other Assets in Excess of Liabilities (0.5%)		318
Net Assets (100.0%)		$69,555

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2019, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)	Security has been deemed illiquid at September 30, 2019.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Fdunds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $28,280,000 and 40.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,262,000 and the aggregate gross unrealized depreciation is approximately $2,617,000, resulting in net unrealized appreciation of approximately $14,645,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	23.4%
Retail	20.9
Office	19.9
Residential	15.5
Other*	9.5
Industrial	5.5
Lodging/Resorts	5.3
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (40.5%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.48%, 7/1/45 (Cost $58)	$57		$58

Agency Fixed Rate Mortgages (2.8%)
United States (2.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.00%, 4/1/49		332	344
4.50%, 1/1/49		100	106
Gold Pools:
3.50%, 2/1/45 – 6/1/45		388	409
4.50%, 1/1/49		68	70
Federal National Mortgage Association,
Conventional Pools:
3.50%, 3/1/49		148	152
4.00%, 11/1/41 – 4/1/49		512	542
4.50%, 3/1/41 – 11/1/44		197	212
5.00%, 1/1/41 – 3/1/41		74	81
6.00%, 1/1/38		12	14
6.50%, 8/1/38		4	4
October TBA:
3.00%, 10/1/49 (a)		220	223
3.50%, 10/1/49 (a)		486	499
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		47	51
5.00%, 2/20/49 – 3/20/49		248	260
Total Agency Fixed Rate Mortgages (Cost $2,955)			2,967

Asset-Backed Securities (0.5%)
United States (0.5%)
Louisiana Public Facilities Authority
3 Month USD LIBOR + 0.90%, 3.18%, 4/26/27 (b)		24	24
New Century Home Equity Loan Trust
1 Month USD LIBOR + 1.35%, 3.37%, 3/25/33 (b)		73	73
New Residential Advance Receivables Trust
2.52%, 8/15/53 (c)		115	115
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.08%, 7/25/25 (b)		23	23
NovaStar Mortgage Funding Trust
1 Month USD LIBOR + 1.58%, 3.59%, 12/25/34 (b)		75	76
Renaissance Home Equity Loan Trust
1 Month USD LIBOR + 0.76%, 2.78%, 12/25/32 (b)		85	86
United Auto Credit Securitization Trust
4.26%, 5/10/23 (c)		100	101
Total Asset-Backed Securities (Cost $494)			498

Commercial Mortgage-Backed Securities (0.8%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.90%, 5/22/28 (b)	GBP	100	123

United States (0.7%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	46
3.96%, 3/10/47		144	154
4.89%, 7/15/47 (b)(c)		100	101
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)		77	83
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	41
WFRBS Commercial Mortgage Trust,
4.15%, 10/15/57 (b)(c)		144	139
5.19%, 9/15/46 (b)(c)		140	139
			703
Total Commercial Mortgage-Backed Securities (Cost $796)			826

Corporate Bonds (14.7%)
Australia (0.4%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	90
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	53
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	120
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		$150	152
			415
Belgium (0.1%)
Anheuser-Busch InBev SA,
2.75%, 3/17/36	EUR	75	103

Canada (0.7%)
Province of Alberta Canada,
1.75%, 8/26/20		$260	259
Province of British Columbia Canada,
2.00%, 10/23/22		260	262
Royal Bank of Canada,
2.75%, 2/1/22		250	255
			776
Chile (0.2%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		200	200

China (0.4%)
Baidu, Inc.,
2.88%, 7/6/22		200	201
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	209
			410
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		120	134

France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	199

Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	100	113
BNP Paribas SA,
1.13%, 6/11/26	125		143
3.80%, 1/10/24 (c)		$200	210
5.00%, 1/15/21	85		88
BPCE SA,
5.15%, 7/21/24 (c)	200		219
TOTAL SA,
3.88%, 5/18/22 (d)	EUR	100	119
			1,091
Germany (1.2%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$200	209
BMW US Capital LLC,
2.15%, 4/6/20 (c)	125		125
Daimler Finance North America LLC,
2.70%, 6/14/24 (c)	150		151
Deutsche Bank AG,
2.70%, 7/13/20	225		225
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		158
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	100		120
			1,229
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	208

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	120		110

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	110
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		$100	105
			215
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	200		211

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		211

Netherlands (0.7%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	100	111
ASR Nederland N.V.,
5.00%, 9/30/24 (d)	100		125
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	52
Series G
3.75%, 11/9/20	EUR	50	57

ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	222
ING Groep N.V.,
1.38%, 1/11/28	EUR	100	118
			685
Saudi Arabia (0.2%)
Saudi Telecom Co.,
3.89%, 5/13/29 (c)		$200	215

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	125
5.18%, 11/19/25		$200	221
CaixaBank SA,
0.75%, 4/18/23	EUR	100	112
			458
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$250	250

Switzerland (0.2%)
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	200		205

United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)	200		210

United Kingdom (1.5%)
BP Capital Markets PLC,
2.50%, 11/6/22	100		101
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)	100		104
HSBC Holdings PLC,
4.25%, 3/14/24	200		211
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	225
Lloyds Banking Group PLC,
4.55%, 8/16/28		$200	221
Nationwide Building Society,
3.77%, 3/8/24 (c)	200		205
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	138
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$200	207
Vodafone Group PLC,
4.38%, 5/30/28	125		138
			1,550
United States (6.2%)
Altria Group, Inc.,
3.80%, 2/14/24	125		131
Amazon.com, Inc.,
2.80%, 8/22/24	150		156
American International Group, Inc.,
4.88%, 6/1/22	50		54
Apple, Inc.,
2.50%, 2/9/22	200		203
AT&T, Inc.,

1.80%, 9/5/26	EUR	100	118
4.50%, 3/9/48		$70	75
5.15%, 2/15/50		50	59
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22		50	51
Bank of America Corp.,
MTN
4.00%, 1/22/25		175	186
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (c)		150	160
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	113
Cigna Corp.,
3.75%, 7/15/23		$100	105
Citigroup, Inc.,
5.50%, 9/13/25		75	85
Coca-Cola Co. (The),
3.20%, 11/1/23		100	105
Constellation Brands, Inc.,
4.40%, 11/15/25		75	83
CVS Health Corp.,
3.70%, 3/9/23		200	208
Discover Bank,
3.10%, 6/4/20		255	256
Dollar Tree, Inc.,
3.70%, 5/15/23		75	78
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)		125	137
Duke Energy Corp.,
1.80%, 9/1/21		100	100
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	145
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		$200	216
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		200	200
Fox Corp.,
4.71%, 1/25/29 (c)		50	57
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	76
6.75%, 10/1/37		125	169
HCA, Inc.,
4.13%, 6/15/29		50	53
HSBC USA, Inc.,
3.50%, 6/23/24		100	106
International Business Machines Corp.,
3.00%, 5/15/24		250	259
Las Vegas Sands Corp.,
3.50%, 8/18/26		50	51
McDonald’s Corp.,
MTN
3.38%, 5/26/25		100	106
Medtronic Global Holdings SCA,
1.13%, 3/7/27	EUR	125	145
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)		$200	201
Microsoft Corp.,
1.55%, 8/8/21		200	199
NBC Universal Media LLC,
4.38%, 4/1/21		130	135
Newmont Goldcorp Corp.,
3.70%, 3/15/23		73	76

NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	125		133
Occidental Petroleum Corp.,
3.20%, 8/15/26	110		111
Oracle Corp.,
3.40%, 7/8/24	75		79
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	127
Prologis Euro Finance LLC,
1.88%, 1/5/29	100		123
salesforce.com, Inc.,
3.25%, 4/11/23		$100	104
Starbucks Corp.,
3.80%, 8/15/25	100		108
Synchrony Bank,
3.00%, 6/15/22	250		254
Union Pacific Corp.,
3.95%, 9/10/28	50		55
UnitedHealth Group, Inc.,
2.88%, 3/15/23	100		103
Verizon Communications, Inc.,
1.38%, 10/27/26	EUR	125	146
4.67%, 3/15/55		$43	52
Visa, Inc.,
3.15%, 12/14/25	75		80
Wells Fargo & Co.,
3.00%, 10/23/26	325		334
			6,466
Total Corporate Bonds (Cost $14,865)			15,352

Mortgages - Other (1.0%)
United States (1.0%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47	408		412
3.50%, 5/25/45 – 7/25/46	219		223
4.00%, 5/25/45	20		21
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58	300		306
4.00%, 10/25/58	27		28
Total Mortgages - Other (Cost $964)			990

Sovereign (18.4%)
Argentina (0.3%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	750		307

Australia (0.4%)
Australia Government Bond,
2.75%, 11/21/29	AUD	480	378

Austria (0.3%)
Republic of Austria Government Bond,
2.10%, 12/31/99 (c)	EUR	50	104
4.15%, 3/15/37 (c)	120		226
			330
Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.90%, 6/22/38 (c)	180		258

Canada (1.3%)
Canadian Government Bond,
2.00%, 6/1/28	CAD	1,420	1,127
Province of Ontario Canada,
2.30%, 6/15/26	$230		236
			1,363
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	146
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		200
			346
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	570	91

France (0.5%)
French Republic Government Bond OAT,
2.00%, 5/25/48 (c)	EUR	160	246
3.25%, 5/25/45	130		241
			487
Germany (0.5%)
Bundesrepublik Deutschland Bundesanleihe,
0.50%, 2/15/28	180		216
4.25%, 7/4/39	150		316
			532
Greece (2.1%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	1,715		2,233

Hungary (0.3%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	55,000	197
Hungary Government International Bond,
1.75%, 10/10/27	EUR	60	74
			271
Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	130		150
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	1,280,000	97
			247
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
3.75%, 9/1/24	EUR	460	587
3.85%, 9/1/49 (c)	230		364
			951
Japan (5.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29	JPY	164,000	1,567
0.50%, 9/20/24	71,000		685
1.10%, 6/20/21	82,000		777

Japan Government Thirty Year Bond,
0.30%, 6/20/46	82,000		757
1.70%, 6/20/33	87,000		997
2.00%, 9/20/40	76,000		960
			5,743
Korea, Republic of (0.6%)
Export-Import Bank of Korea,
2.38%, 6/25/24	$200		202
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)	200		202
Korea International Bond,
2.00%, 6/19/24	200		201
			605
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	148

Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	90
8.50%, 5/31/29	3,000		169
Petroleos Mexicanos,
6.84%, 1/23/30 (c)	$92		95
			354
New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	390	286

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	730	82

Poland (0.1%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	530	134

Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
4.10%, 2/15/45 (c)	EUR	30	55

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	5,400	89

Spain (1.4%)
Spain Government Bond,
0.25%, 7/30/24 (c)	EUR	290	325
1.60%, 4/30/25 (c)	590		709
1.95%, 7/30/30 (c)	170		220
2.70%, 10/31/48 (c)	80		123
3.45%, 7/30/66 (c)	31		58
			1,435
Supernational (0.8%)
European Financial Stability Facility,
1.25%, 5/24/33	110		141

European Investment Bank,
0.20%, 7/15/24	190		215
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	620	436
			792
Sweden (0.2%)
Sweden Government Bond,
0.75%, 11/12/29 (c)	SEK	2,000	224

United Kingdom (1.4%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	150	198
1.63%, 10/22/28	200		273
3.50%, 1/22/45	390		751
4.25%, 9/7/39	140		278
			1,500
Total Sovereign (Cost $18,256)			19,241

U.S. Treasury Securities (2.2%)
United States (2.2%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$370		398
3.13%, 5/15/48	940		1,143
4.25%, 11/15/40	250		347
U.S. Treasury Note,
0.88%, 1/15/29	356		377
Total U.S. Treasury Securities (Cost $1,958)			2,265
Total Fixed Income Securities (Cost $40,346)			42,197

	Shares
Common Stocks (45.6%)
Australia (0.8%)
AGL Energy Ltd.	652	8
Alumina Ltd.	4,825	8
Amcor PLC CDI	1,425	14
AMP Ltd.	3,700	5
APA Group	336	3
ASX Ltd.	255	14
Australia & New Zealand Banking Group Ltd.	3,986	77
Bendigo & Adelaide Bank Ltd.	3	—	@
BHP Group Ltd.	3,013	75
Brambles Ltd.	1,601	12
CIMIC Group Ltd.	211	4
Coca-Cola Amatil Ltd.	317	2
Coles Group Ltd.	1,153	12
Commonwealth Bank of Australia	1,350	74
CSL Ltd.	548	87
Fortescue Metals Group Ltd.	1,484	9
GPT Group (The) REIT	4,309	18
Incitec Pivot Ltd.	2,301	5
Insurance Australia Group Ltd.	2,527	13
Macquarie Group Ltd.	370	33
National Australia Bank Ltd.	3,097	62
Newcrest Mining Ltd.	672	16
OneMarket Ltd. (e)	137	—	@
Orica Ltd.	558	9
Origin Energy Ltd.	1,232	7

Orora Ltd.	1,516	3
QBE Insurance Group Ltd.	2,090	18
Rio Tinto Ltd.	405	25
Santos Ltd.	1,032	5
Scentre Group REIT	5,213	14
Shopping Centres Australasia Property Group REIT	323	1
South32 Ltd. (LSE)	7,996	14
South32 Ltd. (ASX)	3,013	5
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	5,227	16
Suncorp Group Ltd. (e)	1,566	14
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	5,201	12
Transurban Group	1,745	17
Treasury Wine Estates Ltd.	835	10
Wesfarmers Ltd.	1,007	27
Westpac Banking Corp.	2,821	57
Woodside Petroleum Ltd.	590	13
Woolworths Group Ltd.	1,336	34
		856
Austria (0.1%)
Erste Group Bank AG (e)	1,446	48
IMMOFINANZ AG (e)	56	2
OMV AG	173	9
Raiffeisen Bank International AG	712	16
Verbund AG	75	4
voestalpine AG	291	7
		86
Belgium (0.3%)
Ageas	219	12
Anheuser-Busch InBev SA N.V.	612	58
bpost SA	9,086	95
Cie d’Entreprises CFE	114	11
Colruyt SA	71	4
D’ieteren SA	304	16
Econocom Group SA	5,099	13
Groupe Bruxelles Lambert SA	119	11
KBC Group N.V.	1,021	66
Proximus SADP	53	2
Solvay SA	57	6
Umicore SA	254	10
		304
Canada (1.5%)
Agnico Eagle Mines Ltd.	200	11
Bank of Montreal	476	35
Bank of Nova Scotia (The)	667	38
Barrick Gold Corp. (LSE)	1,449	25
Barrick Gold Corp. (NYSE)	14,601	253
BCE, Inc.	500	24
Blackberry Ltd. (e)	476	3
Brookfield Asset Management, Inc., Class A	609	32
Brookfield Business Partners LP	20	1
Cameco Corp.	376	4
Canadian Imperial Bank of Commerce	676	56
Canadian National Railway Co.	662	59
Canadian Natural Resources Ltd.	462	12
Canadian Pacific Railway Ltd.	200	45

Cenovus Energy, Inc.	562	5
Crescent Point Energy Corp.	286	1
Eldorado Gold Corp. (e)	94	1
Enbridge, Inc. (NYSE)	338	12
Enbridge, Inc. (TSX)	5,057	178
Encana Corp. (NYSE)	829	4
Encana Corp. (TSX)	462	2
Fortis, Inc.	100	4
George Weston Ltd.	17	1
Gibson Energy, Inc.	500	9
Hydro One Ltd.	100	2
Imperial Oil Ltd.	95	3
Inter Pipeline Ltd.	1,600	28
Keyera Corp.	800	19
Kinder Morgan Canada Ltd.	100	1
Kinross Gold Corp. (e)	652	3
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	571	30
Manulife Financial Corp.	1,581	29
National Bank of Canada	500	25
Nutrien Ltd.	629	31
Obsidian Energy Ltd. (e)	71	—	@
Pembina Pipeline Corp.	2,000	74
Power Corp. of Canada	471	11
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	481	23
Royal Bank of Canada	1,252	102
Sun Life Financial, Inc.	467	21
Suncor Energy, Inc.	933	29
TC Energy Corp.	4,171	216
Teck Resources Ltd., Class B	476	8
Thomson Reuters Corp.	363	24
Tidewater Midstream and Infrastructure Ltd.	700	1
Toronto-Dominion Bank (The)	1,529	89
Wheaton Precious Metals Corp.	381	10
Yamana Gold, Inc.	557	2
		1,603
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)(f)	18,000	—	@
Yum China Holdings, Inc.	356	16
		16
Denmark (0.3%)
AP Moller - Maersk A/S Series A	5	5
AP Moller - Maersk A/S Series B	10	11
Carlsberg A/S Series B	11	2
Danske Bank A/S	984	14
DSV A/S	383	36
Maersk Drilling A/S (e)	30	2
Novo Nordisk A/S Series B	4,281	221
Novozymes A/S Series B	337	14
Orsted A/S	52	5
Vestas Wind Systems A/S	394	31
		341
Finland (0.1%)
Elisa Oyj	211	11
Fortum Oyj	508	12
Kone Oyj, Class B	343	20
Metso Oyj	120	4

Nokia Oyj	3,329	17
Nokian Renkaat Oyj	141	4
Nordea Bank Abp (SSE)	5,555	39
Nordea Bank Abp (OMXH)	35	—	@
Sampo Oyj, Class A	355	14
Stora Enso Oyj, Class R	588	7
UPM-Kymmene Oyj	325	10
Valmet Oyj	120	2
Wartsila Oyj Abp	513	6
		146
France (3.8%)
Aeroports de Paris (ADP)	987	176
Air Liquide SA	333	47
Airbus SE	396	52
Akka Technologies	322	22
ALD SA	1,535	22
Alstom SA	238	10
Alten SA	822	94
Altran Technologies SA	6,560	103
ArcelorMittal	984	14
Atos SE	114	8
AXA SA	1,795	46
BNP Paribas SA	6,664	325
Bouygues SA	476	19
Capgemini SE	195	23
Carrefour SA	1,191	21
Casino Guichard Perrachon SA	62	3
CGG SA (e)	5	—	@
Cie de Saint-Gobain	975	38
Cie Generale des Etablissements Michelin SCA	214	24
Covivio REIT	31	3
Credit Agricole SA	5,891	72
Danone SA	501	44
Derichebourg SA	7,380	26
Eiffage SA	1,859	193
Electricite de France SA	1,222	14
Elior Group SA	5,341	71
Engie SA	3,881	63
EssilorLuxottica SA	178	26
Fnac Darty SA (e)	876	55
Gecina SA REIT	22	3
Getlink SE	557	8
Hermes International	23	16
Iliad SA	9	1
Jacquet Metal Service SA	510	9
Kaufman & Broad SA	506	20
Klepierre SA REIT	187	6
L’Oreal SA	274	77
Legrand SA	114	8
LVMH Moet Hennessy Louis Vuitton SE	185	74
Orange SA	2,388	37
Pernod Ricard SA	228	41
Peugeot SA	15,183	379
Publicis Groupe SA	433	21
Renault SA	411	24
Safran SA	147	23
Sanofi	1,868	173
Schneider Electric SE	459	40
SES SA	360	7
Societe Generale SA	4,624	127
Sodexo SA	160	18

STMicroelectronics N.V.	738	14
Suez	107	2
Thales SA	92	11
TOTAL SA	1,305	68
Unibail-Rodamco-Westfield REIT	213	31
Unibail-Rodamco-Westfield REIT CDI	1,000	7
Vallourec SA (e)	98	—	@
Veolia Environnement SA	496	13
Vinci SA	8,758	944
Vivendi SA	1,030	28
Worldline SA (e)	2,362	149
		3,993
Germany (1.7%)
Adidas AG	126	39
Allianz SE (Registered)	284	66
Amadeus Fire AG	91	10
Aumann AG	821	12
BASF SE	417	29
Bayer AG (Registered)	1,638	116
Bayerische Motoren Werke AG	254	18
Bayerische Motoren Werke AG (Preference)	65	4
Bechtle AG	1,081	110
Befesa SA	488	17
Beiersdorf AG	13	2
Bilfinger SE	2,118	62
CANCOM SE	1,487	80
CECONOMY AG (e)	125	1
Commerzbank AG	5,028	29
Continental AG	60	8
Daimler AG (Registered)	486	24
Deutsche Bank AG (Registered)	628	5
Deutsche Boerse AG	110	17
Deutsche Lufthansa AG (Registered)	405	6
Deutsche Post AG (Registered)	433	14
Deutsche Telekom AG (Registered)	2,707	45
E.ON SE	1,684	16
Fraport AG Frankfurt Airport Services Worldwide	1,794	152
Fresenius Medical Care AG & Co., KGaA	403	27
Fresenius SE & Co., KGaA	819	38
Hamburger Hafen und Logistik AG	868	22
HeidelbergCement AG	214	15
Henkel AG & Co., KGaA	124	11
Henkel AG & Co., KGaA (Preference)	231	23
Hornbach Holding AG & Co., KGaA	191	11
Indus Holding AG	337	14
Infineon Technologies AG	911	16
Innogy SE	40	2
Jungheinrich AG (Preference)	1,200	26
K+S AG (Registered)	63	1
KION Group AG	71	4
LANXESS AG	38	2
Linde PLC	29	6
Linde PLC (e)	167	32
Merck KGaA	147	17
METRO AG	339	5
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	38
OSRAM Licht AG	40	2
Porsche Automobil Holding SE (Preference)	188	12
QIAGEN N.V. (e)	321	11
RWE AG	493	15

Salzgitter AG	2,776	47
SAP SE	563	66
Siemens AG (Registered)	408	44
Sixt SE	671	64
thyssenKrupp AG	146	2
Uniper SE	397	13
United Internet AG (Registered)	49	2
Volkswagen AG	64	11
Volkswagen AG (Preference)	322	55
Wacker Neuson SE	1,133	20
Washtec AG	108	6
Zalando SE (e)	4,968	227
		1,789
Greece (0.1%)
Mytilineos SA	2,301	24
OPAP SA	5,032	52
		76
Hong Kong (0.2%)
Bank of East Asia Ltd. (The)	1,601	4
BOC Hong Kong Holdings Ltd.	2,500	9
CK Asset Holdings Ltd.	1,552	11
CK Hutchison Holdings Ltd.	1,552	14
CLP Holdings Ltd.	700	7
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd.	1,407	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Hang Seng Bank Ltd.	600	13
Henderson Land Development Co., Ltd.	1,150	5
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	4,605	9
Hong Kong Exchanges & Clearing Ltd.	800	24
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	500	2
Li & Fung Ltd.	4,000	—	@
Link REIT	754	8
MTR Corp., Ltd.	1,007	6
New World Development Co., Ltd.	3,135	4
Power Assets Holdings Ltd.	500	3
Sands China Ltd.	1,200	5
Sino Land Co., Ltd.	2,687	4
Sun Hung Kai Properties Ltd.	1,530	22
Swire Pacific Ltd., Class A	1,000	9
Swire Properties Ltd.	150	—	@
Wharf Holdings Ltd. (The)	1,400	3
Wharf Real Estate Investment Co., Ltd.	1,400	8
Wynn Macau Ltd.	800	2
		180
Ireland (0.0%)
AIB Group PLC	3,132	9
Bank of Ireland Group PLC	4,801	19
CRH PLC	488	17
Kerry Group PLC, Class A	16	2
		47
Israel (0.0%)
Bank Hapoalim BM (e)	548	4

Bank Leumi Le-Israel BM	781	6
Mizrahi Tefahot Bank Ltd.	40	1
		11
Italy (0.9%)
Assicurazioni Generali SpA	766	15
Atlantia SpA	10,955	265
Banco BPM SpA (e)	215	1
CIR-Compagnie Industriali Riunite SpA	6,309	6
CNH Industrial N.V.	1,608	16
Enav SpA	8,367	47
Enel SpA	16,652	124
Eni SpA	1,280	20
EXOR N.V.	55	4
Ferrari N.V.	61	9
Fiat Chrysler Automobiles N.V.	1,830	24
Fiera Milano SpA	2,411	11
FinecoBank Banca Fineco SpA	2,056	22
Geox SpA	9,205	13
Intesa Sanpaolo SpA	68,653	163
Italgas SpA	197	1
Leonardo SpA	821	10
Mediobanca Banca di Credito Finanziario SpA	2,830	31
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	5
Societa Iniziative Autostradali e Servizi SpA	1,664	29
Telecom Italia SpA (e)	9,350	5
Telecom Italia SpA	4,708	3
Tenaris SA	277	3
Terna Rete Elettrica Nazionale SpA	1,324	9
UniCredit SpA	10,610	125
Unione di Banche Italiane SpA	471	1
		965
Japan (1.5%)
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	200	1
Chubu Electric Power Co., Inc.	100	1
Concordia Financial Group Ltd.	800	3
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	500	13
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	700	2
Mitsubishi Estate Co., Ltd.	17,600	341
Mitsui Fudosan Co., Ltd.	15,700	391
Mizuho Financial Group, Inc.	25,000	38
Nippon Telegraph & Telephone Corp.	100	5
Nomura Real Estate Holdings, Inc.	3,000	65
NTT DOCOMO, Inc.	500	13
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	1,300	6
Seven Bank Ltd.	200	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	500	7
SoftBank Group Corp.	800	31
Sumitomo Mitsui Financial Group, Inc.	500	17
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Sumitomo Realty & Development Co., Ltd.	8,600	329

Takeda Pharmaceutical Co., Ltd.	100	3
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,912	33
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (e)	300	1
Tokyo Gas Co., Ltd.	100	3
Tokyo Tatemono Co., Ltd.	7,400	104
Tokyu Fudosan Holdings Corp.	15,700	101
		1,523
Netherlands (0.9%)
ABN AMRO Bank N.V. CVA	1,595	28
Accell Group N.V.	359	9
Aegon N.V.	2,016	8
AerCap Holdings N.V. (e)	100	6
Akzo Nobel N.V.	202	18
ASML Holding N.V.	299	74
Basic-Fit N.V. (e)	823	26
Coca-Cola European Partners PLC	129	7
Fugro N.V. CVA (e)	56	—	@
Heineken Holding N.V.	13	1
Heineken N.V.	388	42
ING Groep N.V.	18,149	190
InterXion Holding N.V. (e)	1,500	122
Koninklijke Ahold Delhaize N.V.	2,409	60
Koninklijke KPN N.V.	2,253	7
Koninklijke Philips N.V.	1,167	54
Koninklijke Vopak N.V.	68	4
PostNL N.V.	24,525	55
Randstad N.V.	137	7
Takeaway.com (e)	1,172	94
TomTom N.V. (e)	4,032	45
Unilever N.V.	1,317	79
		936
New Zealand (0.1%)
Auckland International Airport Ltd.	1,701	10
Contact Energy Ltd.	1,252	7
Fletcher Building Ltd.	1,181	4
Mercury NZ Ltd.	1,212	4
Meridian Energy Ltd.	2,247	7
Ryman Healthcare Ltd.	661	5
Spark New Zealand Ltd.	3,779	10
		47
Norway (0.2%)
Akastor ASA (e)	246	—	@
Aker Solutions ASA (e)	246	1
DNB ASA	2,705	48
Equinor ASA	2,284	44
Kvaerner ASA	246	—	@
Mowi ASA	46	1
Norsk Hydro ASA	1,778	6
Orkla ASA	1,208	11
REC Silicon ASA (e)	118	—	@
Subsea 7 SA	420	4
Telenor ASA	1,254	25
Yara International ASA	352	15
		155

Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.1%)
CTT-Correios de Portugal SA	4,668	11
EDP - Energias de Portugal SA	3,099	12
Galp Energia SGPS SA	247	4
Navigator Co. SA (The)	10,178	36
Pharol SGPS SA (Registered) (e)	610	—	@
Semapa-Sociedade de Investimento e Gestao	533	7
		70
Singapore (0.0%)
DBS Group Holdings Ltd.	800	15
Oversea-Chinese Banking Corp., Ltd.	1,400	11
Singapore Telecommunications Ltd.	2,800	6
United Overseas Bank Ltd.	500	9
		41
South Africa (0.0%)
Nedbank Group Ltd.	249	4
Old Mutual Ltd.	7,755	10
		14
Spain (1.2%)
ACS Actividades de Construccion y Servicios SA	195	8
Aena SME SA	2,083	382
Amadeus IT Group SA	176	13
Banco Bilbao Vizcaya Argentaria SA	29,632	155
Banco de Sabadell SA	36,984	36
Banco Santander SA	72,508	296
Bankia SA	4,919	9
Bankinter SA	2,605	16
CaixaBank SA	15,303	40
Cia de Distribucion Integral Logista Holdings SA	1,913	37
Enagas SA	211	5
Ence Energia y Celulosa SA	9,413	36
Endesa SA	90	2
Ferrovial SA	309	9
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	4,537	47
Industria de Diseno Textil SA	824	25
International Consolidated Airlines Group SA	1,054	6
Naturgy Energy Group SA	291	8
NH Hotel Group SA	1,486	7
Red Electrica Corp., SA	461	9
Repsol SA	2,560	40
Telefonica SA	9,530	73
Telepizza Group SA (e)(f)	279	1
		1,266
Sweden (0.5%)
Alfa Laval AB	403	8
Assa Abloy AB, Class B	1,380	31
Atlas Copco AB, Class A	915	28
Atlas Copco AB, Class B	533	14
Boliden AB	369	8
Electrolux AB, Class B	326	8
Epiroc AB, Class A	915	10

Epiroc AB, Class B	533	6
Essity AB, Class B	902	26
Getinge AB, Class B	309	4
Hennes & Mauritz AB, Class B	1,266	25
Hexagon AB, Class B	351	17
Husqvarna AB, Class B	570	4
ICA Gruppen AB	108	5
Industrivarden AB, Class C	231	5
Investor AB, Class B	631	31
Kinnevik AB, Class B	326	9
L E Lundbergforetagen AB, Class B	119	4
Lundin Petroleum AB	255	8
Millicom International Cellular SA SDR	117	6
Modern Times Group MTG AB, Class B (e)	17	—	@
Nordic Entertainment Group AB, Class B	17	—	@
Sandvik AB	1,518	24
Securitas AB, Class B	425	6
Skandinaviska Enskilda Banken AB, Class A	2,810	26
Skanska AB, Class B	461	9
SKF AB, Class B	518	9
Svenska Handelsbanken AB, Class A	2,725	26
Swedbank AB, Class A	1,599	23
Swedish Match AB	245	10
Tele2 AB, Class B	662	10
Telefonaktiebolaget LM Ericsson, Class B	4,276	34
Telia Co., AB	4,495	20
Volvo AB, Class B	2,120	30
		484
Switzerland (1.7%)
ABB Ltd. (Registered)	3,441	68
Adecco Group AG (Registered)	346	19
Alcon, Inc. (e)	335	20
Baloise Holding AG (Registered)	133	24
Cie Financiere Richemont SA (Registered)	702	52
Credit Suisse Group AG (Registered) (e)	1,812	22
GAM Holding AG (e)	529	2
Geberit AG (Registered)	110	52
Givaudan SA (Registered)	19	53
Idorsia Ltd. (e)	392	10
Julius Baer Group Ltd. (e)	368	16
Kuehne & Nagel International AG (Registered)	109	16
LafargeHolcim Ltd. (Registered) (e) (SIX)	358	18
LafargeHolcim Ltd. (Registered) (e) (Euronext)	156	8
Lonza Group AG (Registered) (e)	170	58
Nestle SA (Registered)	4,285	465
Novartis AG (Registered)	1,675	145
Roche Holding AG (Genusschein)	1,461	426
Schindler Holding AG	117	26
SGS SA (Registered)	17	42
Sonova Holding AG (Registered)	174	40
Swatch Group AG (The)	50	13
Swiss Life Holding AG (Registered)	54	26
Swiss Re AG	197	21
Swisscom AG (Registered)	9	4
UBS Group AG (Registered) (e)	5,132	58
Zurich Insurance Group AG	254	97
		1,801
Turkey (0.3%)
Akbank T.A.S. (e)	81,725	118
Turkiye Garanti Bankasi AS (e)	66,226	120

Turkiye Is Bankasi A/S Series C (e)	39,183	43
		281
United Kingdom (3.1%)
3i Group PLC	1,353	19
Admiral Group PLC	279	7
Anglo American PLC	1,781	41
Antofagasta PLC	556	6
Ashtead Group PLC	664	18
Associated British Foods PLC	545	15
AstraZeneca PLC	1,704	151
Auto Trader Group PLC	1,344	8
Aviva PLC	5,389	26
Babcock International Group PLC	360	2
BAE Systems PLC	4,197	29
Barclays PLC	37,517	69
Barratt Developments PLC	1,349	11
Berkeley Group Holdings PLC	180	9
BHP Group PLC	2,942	63
BP PLC	25,171	159
British American Tobacco PLC	3,276	121
British Land Co., PLC (The) REIT	1,323	10
BT Group PLC	14,186	31
Bunzl PLC	474	12
Burberry Group PLC	615	16
Capita PLC (e)	954	2
Carnival PLC	277	12
Centrica PLC	10,039	9
Cobham PLC (e)	3,488	7
Coca-Cola HBC AG (e)	255	8
Compass Group PLC	2,097	54
ConvaTec Group PLC	2,001	4
Croda International PLC	180	11
CYBG PLC CDI	888	1
DCC PLC	120	10
Diageo PLC	3,487	143
Direct Line Insurance Group PLC	1,907	7
Dixons Carphone PLC	1,404	2
easyJet PLC	225	3
Experian PLC	1,250	40
Ferguson PLC	326	24
Fresnillo PLC	324	3
G4S PLC	2,257	5
GlaxoSmithKline PLC	6,593	141
Glencore PLC (e)	16,340	49
Hammerson PLC REIT	1,143	4
Hargreaves Lansdown PLC	354	9
Hikma Pharmaceuticals PLC	204	6
HSBC Holdings PLC	35,506	272
IMI PLC	397	5
Imperial Brands PLC	1,371	31
Inmarsat PLC	662	5
InterContinental Hotels Group PLC	234	15
Intertek Group PLC	230	16
Intu Properties PLC REIT	1,268	1
Investec PLC	931	5
ITV PLC	4,918	8
J Sainsbury PLC	2,358	6
Johnson Matthey PLC	259	10
Kingfisher PLC	3,183	8
Land Securities Group PLC REIT	1,008	11
Legal & General Group PLC	7,840	24

Lloyds Banking Group PLC	214,457	143
London Stock Exchange Group PLC	427	38
Marks & Spencer Group PLC	2,244	5
Mediclinic International PLC	533	2
Meggitt PLC	1,060	8
Melrose Industries PLC	5,179	13
Merlin Entertainments PLC	1,040	6
Micro Focus International PLC	526	7
Micro Focus International PLC ADR	219	3
Mondi PLC	501	10
National Grid PLC	5,490	60
Next PLC	204	16
Paragon Offshore PLC (e)(f)(g)	67	—
Pearson PLC	1,180	11
Persimmon PLC	412	11
Provident Financial PLC	221	1
Prudential PLC	3,449	63
Quilter PLC	2,394	4
Reckitt Benckiser Group PLC	972	76
RELX PLC	1,427	34
Rio Tinto PLC	1,640	85
Rolls-Royce Holdings PLC (e)	2,219	22
Royal Bank of Scotland Group PLC	7,925	20
Royal Dutch Shell PLC, Class A	5,678	166
Royal Dutch Shell PLC, Class B	4,831	142
Royal Mail PLC	1,287	3
RSA Insurance Group PLC	1,394	9
Sage Group PLC (The)	1,480	13
Schroders PLC	175	7
Segro PLC REIT	1,345	13
Severn Trent PLC	392	10
Smith & Nephew PLC	1,247	30
Smiths Group PLC	543	10
SSE PLC	1,615	25
St. James’s Place PLC	715	9
Standard Chartered PLC	5,785	49
Standard Life Aberdeen PLC	3,194	11
Tate & Lyle PLC	645	6
Taylor Wimpey PLC	4,384	9
Tesco PLC	12,404	37
Travis Perkins PLC	349	6
TUI AG	610	7
Unilever PLC	1,825	110
United Utilities Group PLC	1,111	11
Vodafone Group PLC	44,438	89
Weir Group PLC (The)	310	5
Whitbread PLC	248	13
Wm Morrison Supermarkets PLC	3,060	8
WPP PLC	1,713	21
		3,251
United States (26.2%)
3M Co.	755	124
AAR Corp.	600	25
Abbott Laboratories	1,063	89
AbbVie, Inc.	681	52
Abercrombie & Fitch Co., Class A	1,900	30
Accenture PLC, Class A	729	140
Adient PLC	38	1
Adobe, Inc. (e)	332	92
Adtalem Global Education, Inc. (e)	700	27
AdvanSix, Inc. (e)	1,242	32

AECOM (e)	700	26
AES Corp.	392	6
Agilent Technologies, Inc.	226	17
Alexion Pharmaceuticals, Inc. (e)	434	43
Allergan PLC	220	37
Alliance Data Systems Corp.	200	26
Allscripts Healthcare Solutions, Inc. (e)	3,000	33
Alphabet, Inc., Class A (e)	349	426
Alphabet, Inc., Class C (e)	338	412
Altria Group, Inc.	1,313	54
Amazon.com, Inc. (e)	343	595
AMC Networks, Inc., Class A (e)	600	30
Ameren Corp.	210	17
American Electric Power Co., Inc.	441	41
American Equity Investment Life Holding Co.	1,300	31
American Express Co.	2,205	261
American International Group, Inc.	1,251	70
American Tower Corp. REIT	375	83
American Woodmark Corp. (e)	400	36
Ameriprise Financial, Inc.	224	33
AmerisourceBergen Corp.	270	22
Amgen, Inc.	536	104
Amphenol Corp., Class A	327	32
Analog Devices, Inc.	168	19
Andersons, Inc. (The)	1,300	29
Anixter International, Inc. (e)	400	28
Annaly Capital Management, Inc. REIT	380	3
Anthem, Inc.	346	83
Apache Corp.	242	6
Apple, Inc.	3,079	690
ArcBest Corp.	900	27
Archer-Daniels-Midland Co.	700	29
Arconic, Inc.	1,100	29
Assertio Therapeutics, Inc. (e)	14,900	19
Associated Banc-Corp	1,500	30
AT&T, Inc.	5,688	215
Atlas Air Worldwide Holdings, Inc. (e)	900	23
Automatic Data Processing, Inc.	334	54
Avanos Medical, Inc. (e)	334	13
Avery Dennison Corp.	290	33
Avis Budget Group, Inc. (e)	1,100	31
Avista Corp.	600	29
Axos Financial, Inc. (e)	1,100	30
B&G Foods, Inc.	1,500	28
Baker Hughes a GE Co.	1,467	34
Bank of America Corp.	13,616	397
Bank of New York Mellon Corp. (The)	416	19
Bank OZK	1,100	30
Baxter International, Inc.	689	60
BB&T Corp.	669	36
Becton Dickinson & Co.	377	95
Bed Bath & Beyond, Inc.	312	3
Bel Fuse, Inc., Class B	700	11
Belden, Inc.	600	32
Berkshire Hathaway, Inc., Class B (e)	611	127
Big Lots, Inc.	1,300	32
Biogen, Inc. (e)	544	127
BJ’s Restaurants, Inc.	700	27
BlackRock, Inc.	305	136
Bloomin’ Brands, Inc.	1,500	28
Boeing Co. (The)	605	230
Bonanza Creek Energy, Inc. (e)	1,100	25
Booking Holdings, Inc. (e)	53	104

Boston Properties, Inc. REIT	175	23
Boston Scientific Corp. (e)	357	15
Brighthouse Financial, Inc. (e)	700	28
Brinker International, Inc.	700	30
Bristol-Myers Squibb Co.	1,488	75
Broadcom, Inc.	7	2
Brookfield Property Partners LP (e)	138	3
Brookfield Property Partners LP	40	1
Brunswick Corp.	600	31
Cabot Corp.	600	27
CalAmp Corp. (e)	2,600	30
California Resources Corp. (e)	123	1
Callon Petroleum Co. (e)	6,700	29
Capital One Financial Corp.	624	57
Capri Holdings Ltd. (e)	900	30
Cardinal Health, Inc.	782	37
Carnival Corp.	602	26
Carrizo Oil & Gas, Inc. (e)	3,500	30
Cars.com, Inc. (e)	2,800	25
Caterpillar, Inc.	647	82
CBL & Associates Properties, Inc. REIT	23,300	30
CBS Corp., Class B	385	16
CDK Global, Inc.	752	36
Cedar Realty Trust, Inc. REIT	5,600	17
Celgene Corp. (e)	860	85
Centene Corp. (e)	600	26
CenterPoint Energy, Inc.	1,175	35
Central Garden & Pet Co. (e)	900	26
Central Garden & Pet Co., Class A (e)	1,100	31
Century Communities, Inc. (e)	900	28
CenturyLink, Inc.	2,880	36
Cerner Corp.	339	23
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	20
Charles River Laboratories International, Inc. (e)	200	26
Charles Schwab Corp. (The)	414	17
Charter Communications, Inc., Class A (e)	183	75
Chatham Lodging Trust REIT	1,500	27
Chemours Co. (The)	2,216	33
Cheniere Energy, Inc. (e)	1,100	69
Chesapeake Energy Corp. (e)	269	—	@
Chevron Corp.	1,097	130
Chipotle Mexican Grill, Inc. (e)	45	38
Cigna Corp. (e)	666	101
Cintas Corp.	188	50
Cisco Systems, Inc.	2,997	148
CIT Group, Inc.	383	17
Citigroup, Inc.	3,198	221
Citizens Financial Group, Inc.	1,043	37
Citrix Systems, Inc.	247	24
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	212	45
CNX Resources Corp. (e)	283	2
Coca-Cola Co. (The)	1,109	60
Cognizant Technology Solutions Corp., Class A	312	19
Colgate-Palmolive Co.	1,600	118
Comcast Corp., Class A	3,094	139
Comerica, Inc.	700	46
Commercial Metals Co.	1,700	30
Computer Programs & Systems, Inc.	1,300	29
Comtech Telecommunications Corp.	900	29
Concho Resources, Inc.	122	8
Conduent, Inc. (e)	219	1

Conn’s, Inc. (e)	1,100	27
ConocoPhillips	1,015	58
CONSOL Energy, Inc. (e)	1,746	27
Consolidated Edison, Inc.	339	32
Cooper-Standard Holdings, Inc. (e)	700	29
CoreCivic, Inc. REIT	1,700	29
Corteva, Inc. (e)	678	19
Costco Wholesale Corp.	581	167
Covetrus, Inc. (e)	131	2
Crown Castle International Corp. REIT	349	49
CSX Corp.	344	24
Cummins, Inc.	209	34
Customers Bancorp, Inc. (e)	1,500	31
CVS Health Corp.	2,170	137
Dana, Inc.	1,900	27
Danaher Corp.	338	49
DaVita, Inc. (e)	302	17
Deere & Co.	24	4
Dell Technologies, Inc., Class C (e)	250	13
Delphi Technologies PLC	1,900	25
Denbury Resources, Inc. (e)	25,000	30
Devon Energy Corp.	273	7
DiamondRock Hospitality Co. REIT	2,800	29
Dick’s Sporting Goods, Inc.	700	29
Diodes, Inc. (e)	700	28
Discover Financial Services	327	27
Discovery, Inc., Class A (e)	1,227	33
Discovery, Inc., Class C (e)	1,467	36
Dominion Energy, Inc.	370	30
Domtar Corp.	700	25
Donnelley Financial Solutions, Inc. (e)	1,900	23
Dow, Inc. (e)	678	32
DR Horton, Inc.	2,016	106
DTE Energy Co.	280	37
Duke Energy Corp.	1,111	107
DuPont de Nemours, Inc.	678	48
DXC Technology Co.	866	26
Eagle Materials, Inc.	160	14
East West Bancorp, Inc.	36	2
Eastman Chemical Co.	400	30
Eaton Corp., PLC	30	3
eBay, Inc.	918	36
Ebix, Inc.	700	29
Ecolab, Inc.	34	7
Edgewell Personal Care Co. (e)	900	29
Edison International	364	27
Edwards Lifesciences Corp. (e)	316	69
Eli Lilly & Co.	748	84
Emerson Electric Co.	761	51
Encore Capital Group, Inc. (e)	700	23
EnerSys	400	26
Entergy Corp.	283	33
EOG Resources, Inc.	372	28
Equity Residential REIT	363	31
Era Group, Inc. (e)	1,300	14
ESC Seventy Seven (e)(f)(g)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	57
EW Scripps Co. (The), Class A	2,100	28
Exelon Corp.	1,371	66
Exxon Mobil Corp.	2,095	148
Facebook, Inc., Class A (e)	823	147
Fastenal Co.	30	1
FedEx Corp.	343	50

Fidelity National Financial, Inc.	1,840	82
Fidelity National Information Services, Inc.	208	28
Fiesta Restaurant Group, Inc. (e)	3,200	33
Fifth Third Bancorp	593	16
First American Financial Corp.	557	33
First Horizon National Corp.	1,700	28
First Republic Bank	41	4
FirstEnergy Corp.	412	20
Fluor Corp.	45	1
FNB Corp.	2,600	30
Foot Locker, Inc.	700	30
Ford Motor Co.	2,917	27
FormFactor, Inc. (e)	1,500	28
Fortive Corp.	292	20
Fox Corp., Class A	365	12
Fox Corp., Class B (e)	116	4
Franklin Resources, Inc.	322	9
Freeport-McMoRan, Inc.	4,948	47
Frontier Communications Corp. (e)	34	—	@
G-III Apparel Group Ltd. (e)	1,100	28
Gap, Inc. (The)	1,700	30
Garrett Motion, Inc. (e)	161	2
General Dynamics Corp.	73	13
General Electric Co.	6,272	56
General Mills, Inc.	423	23
Genesco, Inc. (e)	700	28
Genworth Financial, Inc., Class A (e)	6,200	27
GEO Group, Inc. (The) REIT	1,500	26
Gilead Sciences, Inc.	960	61
Goldman Sachs Group, Inc. (The)	689	143
Goodyear Tire & Rubber Co. (The)	2,200	32
Greenbrier Cos., Inc. (The)	1,100	33
Greif, Inc., Class A	700	27
Group 1 Automotive, Inc.	400	37
Gulfport Energy Corp. (e)	10,400	28
Halliburton Co.	6,242	118
Hancock Whitney Corp.	700	27
Hanmi Financial Corp.	1,500	28
Hawaiian Holdings, Inc.	1,100	29
HCP, Inc. REIT	319	11
Henry Schein, Inc. (e)	329	21
Hersha Hospitality Trust REIT	1,900	28
Hershey Co. (The)	166	26
Hess Corp.	232	14
Hewlett Packard Enterprise Co.	2,608	40
Hibbett Sports, Inc. (e)	1,700	39
Hillenbrand, Inc.	900	28
HNI Corp.	900	32
Home Depot, Inc. (The)	950	220
Honeywell International, Inc.	1,017	172
Hope Bancorp, Inc.	2,100	30
Host Hotels & Resorts, Inc. REIT	1,700	29
HP, Inc.	497	9
Hub Group, Inc., Class A (e)	600	28
Humana, Inc.	131	33
Huntington Bancshares, Inc.	455	7
Huntington Ingalls Industries, Inc.	200	42
Ichor Holdings Ltd. (e)	1,100	27
ICU Medical, Inc. (e)	200	32
Illinois Tool Works, Inc.	29	5
Ingredion, Inc.	400	33
Innoviva, Inc. (e)	2,400	25
Inogen, Inc. (e)	600	29

Integer Holdings Corp. (e)	400	30
Intel Corp.	2,133	110
Intercontinental Exchange, Inc.	379	35
Interface, Inc.	2,200	32
International Business Machines Corp.	862	125
Interpublic Group of Cos., Inc. (The)	418	9
INTL. FCStone, Inc. (e)	700	29
Intuit, Inc.	327	87
Intuitive Surgical, Inc. (e)	142	77
Invacare Corp.	4,500	34
Invesco Ltd.	2,041	35
Iron Mountain, Inc. REIT	500	16
iStar, Inc. REIT	2,200	29
j2 Global, Inc.	400	36
Janus Henderson Group PLC	1,300	29
JBG SMITH Properties REIT	65	3
JetBlue Airways Corp. (e)	1,700	28
JM Smucker Co. (The)	200	22
Johnson & Johnson	1,645	213
Johnson Controls International PLC	350	15
JPMorgan Chase & Co.	4,593	541
Juniper Networks, Inc.	1,460	36
KB Home	1,650	56
KBR, Inc.	1,100	27
Kellogg Co.	325	21
Kelly Services, Inc., Class A	1,100	27
KEMET Corp.	1,500	27
Kennametal, Inc.	900	28
KeyCorp	787	14
Keysight Technologies, Inc. (e)	126	12
Kimberly-Clark Corp.	535	76
Kimco Realty Corp. REIT	401	8
Kinder Morgan, Inc.	7,800	161
Kohl’s Corp.	302	15
Kontoor Brands, Inc. (e)	49	2
Kraft Heinz Co. (The)	995	28
Kraton Corp. (e)	900	29
Kroger Co. (The)	482	12
L Brands, Inc.	266	5
Laboratory Corp. of America Holdings (e)	173	29
Laredo Petroleum, Inc. (e)	11,200	27
Las Vegas Sands Corp.	162	9
Lennar Corp., Class A	2,145	120
Lexington Realty Trust REIT	2,800	29
Liberty Global PLC, Class A (e)	365	9
Liberty Global PLC Series C (e)	361	9
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	3
Liberty Property Trust REIT	357	18
Ligand Pharmaceuticals, Inc. (e)	400	40
Lincoln National Corp.	600	36
Lockheed Martin Corp.	15	6
LogMeIn, Inc.	449	32
Louisiana-Pacific Corp.	1,656	41
Lowe’s Cos., Inc.	999	110
LSC Communications, Inc.	7,300	10
Lydall, Inc. (e)	900	22
LyondellBasell Industries N.V., Class A	400	36
M&T Bank Corp.	235	37
M/I Homes, Inc. (e)	210	8
Macerich Co. (The) REIT	363	11
Mack-Cali Realty Corp. REIT	1,300	28
Macquarie Infrastructure Corp.	300	12

Macy’s, Inc.	1,900	30
Mallinckrodt PLC (e)	13,629	33
ManpowerGroup, Inc.	510	43
Marathon Oil Corp.	307	4
Marathon Petroleum Corp.	326	20
Marcus Corp. (The)	700	26
MarineMax, Inc. (e)	1,900	29
Marriott International, Inc., Class A	2	—	@
Martin Marietta Materials, Inc.	67	18
Masco Corp.	2,224	93
Mastercard, Inc., Class A	1,272	345
Matthews International Corp., Class A	900	32
McDonald’s Corp.	583	125
McKesson Corp.	302	41
MDC Holdings, Inc.	44	2
MDU Resources Group, Inc.	900	25
MEDNAX, Inc. (e)	1,300	29
Medtronic PLC	894	97
Merck & Co., Inc.	1,286	108
Meridian Bioscience, Inc.	2,800	27
Merit Medical Systems, Inc. (e)	900	27
Meritage Homes Corp. (e)	159	11
MetLife, Inc.	600	28
MGIC Investment Corp.	8,381	105
Micron Technology, Inc. (e)	600	26
Microsoft Corp.	3,440	478
Minerals Technologies, Inc.	600	32
Mohawk Industries, Inc. (e)	155	19
Molson Coors Brewing Co., Class B	600	35
Mondelez International, Inc., Class A	687	38
Monotype Imaging Holdings, Inc.	1,300	26
Moog, Inc., Class A	400	32
Mosaic Co. (The)	29	1
Movado Group, Inc.	1,100	27
Murphy Oil Corp.	339	8
Murphy USA, Inc. (e)	162	14
Mylan N.V. (e)	1,300	26
MYR Group, Inc. (e)	900	28
Nasdaq, Inc.	188	19
National Beverage Corp.	700	31
National Fuel Gas Co.	600	28
National Oilwell Varco, Inc.	418	9
Natus Medical, Inc. (e)	900	29
Navient Corp.	2,100	27
NetApp, Inc.	304	16
NetScout Systems, Inc. (e)	1,532	35
New York Community Bancorp, Inc.	188	2
Newmont Goldcorp Corp. (TSX)	184	7
Newmont Goldcorp Corp. (NYSE)	3,646	138
Newpark Resources, Inc. (e)	3,900	30
News Corp., Class A	356	5
News Corp., Class B	310	4
NextEra Energy, Inc.	420	98
NIKE, Inc., Class B	1,868	175
NiSource, Inc.	100	3
Noble Corp., PLC (e)	254	—	@
Noble Energy, Inc.	310	7
Nordstrom, Inc.	137	5
Norfolk Southern Corp.	358	64
Northrop Grumman Corp.	20	8
Norwegian Cruise Line Holdings Ltd. (e)	600	31
NOW, Inc. (e)	188	2
Nu Skin Enterprises, Inc., Class A	600	26

nVent Electric PLC	1,306	29
O’Reilly Automotive, Inc. (e)	242	96
Occidental Petroleum Corp.	770	34
Office Depot, Inc.	17,300	30
Old Republic International Corp.	1,100	26
Olin Corp.	1,700	32
Olympic Steel, Inc.	700	10
Omnicom Group, Inc.	277	22
ONE Gas, Inc.	129	12
ONEOK, Inc.	1,931	142
Oracle Corp.	2,721	150
OraSure Technologies, Inc. (e)	3,900	29
Oshkosh Corp.	400	30
Owens Corning	527	33
Owens-Illinois, Inc.	2,800	29
PACCAR, Inc.	422	30
PacWest Bancorp	700	25
Park Hotels & Resorts, Inc. REIT	600	15
Patrick Industries, Inc. (e)	700	30
Patterson Cos., Inc.	1,700	30
PayPal Holdings, Inc. (e)	918	95
Penn National Gaming, Inc. (e)	1,300	24
Penn Virginia Corp. (e)	900	26
Pennsylvania Real Estate Investment Trust REIT	5,400	31
Pentair PLC	6	—	@
People’s United Financial, Inc.	387	6
PepsiCo, Inc.	1,016	139
Perspecta, Inc.	1,183	31
PetMed Express, Inc.	1,700	31
Pfizer, Inc.	2,598	93
PG&E Corp. (e)	358	4
Philip Morris International, Inc.	972	74
Phillips 66	514	53
Photronics, Inc. (e)	2,600	28
Pioneer Natural Resources Co.	302	38
Pitney Bowes, Inc.	6,932	32
Plantronics, Inc.	900	34
PNC Financial Services Group, Inc. (The)	685	96
Polaris, Inc.	400	35
PPL Corp.	1,389	44
Principal Financial Group, Inc.	600	34
Procter & Gamble Co. (The)	1,792	223
ProLogis, Inc. REIT	317	27
ProPetro Holding Corp. (e)	2,800	25
Public Service Enterprise Group, Inc.	389	24
Public Storage REIT	167	41
Pulte Group, Inc.	2,156	79
PVH Corp.	400	35
QUALCOMM, Inc.	1,396	106
Quanta Services, Inc.	700	26
Quest Diagnostics, Inc.	247	26
QuinStreet, Inc. (e)	2,400	30
Range Resources Corp.	146	1
Rayonier Advanced Materials, Inc.	193	1
Rayonier, Inc. REIT	316	9
Raytheon Co.	22	4
Realogy Holdings Corp.	5,600	37
Regal-Beloit Corp.	400	29
Regions Financial Corp.	2,666	42
Reinsurance Group of America, Inc.	200	32
Republic Services, Inc.	318	28
Resideo Technologies, Inc. (e)	2,136	31
Ring Energy, Inc. (e)	18,100	30

Robert Half International, Inc.	224	12
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	320	35
Royal Caribbean Cruises Ltd.	202	22
RPC, Inc.	5,000	28
Ryder System, Inc.	600	31
S&P Global, Inc.	317	78
Sabra Health Care, Inc. REIT	118	3
salesforce.com, Inc. (e)	365	54
ScanSource, Inc. (e)	900	28
Schlumberger Ltd.	795	27
Scotts Miracle-Gro Co. (The), Class A	122	12
Select Medical Holdings Corp. (e)	1,700	28
SemGroup Corp., Class A	300	5
Sempra Energy	357	53
Service Properties Trust REIT	1,100	28
Signature Bank	14	2
Simon Property Group, Inc. REIT	349	54
Skyline Champion Corp. (e)	214	6
Skyworks Solutions, Inc.	400	32
SMART Global Holdings, Inc. (e)	900	23
Southern Co. (The)	583	36
Southwestern Energy Co. (e)	14,544	28
Sprint Corp. (e)	818	5
Stamps.com, Inc. (e)	400	30
Starbucks Corp.	1,243	110
State Street Corp.	957	57
Stericycle, Inc. (e)	249	13
Stewart Information Services Corp.	164	6
Stryker Corp.	327	71
Summit Hotel Properties, Inc. REIT	2,400	28
SunCoke Energy, Inc. (e)	4,500	25
SunTrust Banks, Inc.	554	38
SVB Financial Group (e)	13	3
Sykes Enterprises, Inc. (e)	900	28
Symantec Corp.	308	7
Syneos Health, Inc. (e)	600	32
SYNNEX Corp.	400	45
Sysco Corp.	287	23
T Rowe Price Group, Inc.	278	32
T-Mobile US, Inc. (e)	100	8
Tanger Factory Outlet Centers, Inc. REIT	1,900	29
Tapestry, Inc.	346	9
Targa Resources Corp.	800	32
Target Corp.	565	60
TE Connectivity Ltd.	186	17
TechnipFMC PLC	97	2
Tellurian, Inc. (e)	100	1
Terex Corp.	1,100	29
Texas Capital Bancshares, Inc. (e)	600	33
Texas Instruments, Inc.	1,611	208
Textron, Inc.	600	29
Thermo Fisher Scientific, Inc.	306	89
Timken Co. (The)	700	30
Tivity Health, Inc. (e)	1,700	28
TiVo Corp.	3,400	26
TJX Cos., Inc. (The)	656	37
Toll Brothers, Inc.	1,764	72
Trinity Industries, Inc.	1,500	30
Trinseo SA	700	30
TrueBlue, Inc. (e)	1,300	27
TTM Technologies, Inc. (e)	2,400	29
UGI Corp.	600	30

Ultra Clean Holdings, Inc. (e)	2,100	31
Union Pacific Corp.	987	160
Unisys Corp. (e)	3,900	29
United Parcel Service, Inc., Class B	1,007	121
United Rentals, Inc. (e)	200	25
United States Steel Corp.	2,400	28
United Technologies Corp.	1,512	206
United Therapeutics Corp. (e)	400	32
UnitedHealth Group, Inc.	963	209
Universal Forest Products, Inc.	1,167	47
Universal Insurance Holdings, Inc.	900	27
Unum Group	1,100	33
Urban Edge Properties REIT	74	1
Urban Outfitters, Inc. (e)	1,100	31
US Bancorp	1,525	84
Valero Energy Corp.	300	26
Varex Imaging Corp. (e)	1,024	29
Varian Medical Systems, Inc. (e)	275	33
Ventas, Inc. REIT	253	18
Verisk Analytics, Inc.	168	27
Verizon Communications, Inc.	8,791	531
VF Corp.	348	31
Viacom, Inc., Class B	1,392	33
Visa, Inc., Class A	1,491	256
Vistra Energy Corp.	100	3
Vornado Realty Trust REIT	531	34
Vulcan Materials Co.	260	39
Wabash National Corp.	2,100	30
Wabtec Corp.	19	1
Waddell & Reed Financial, Inc., Class A	1,700	29
Walgreens Boots Alliance, Inc.	968	54
Walker & Dunlop, Inc.	600	34
Walmart, Inc.	1,566	186
Walt Disney Co. (The)	950	124
Washington Prime Group, Inc. REIT	8,197	34
Waste Management, Inc.	333	38
Watsco, Inc.	55	9
WEC Energy Group, Inc.	220	21
Wells Fargo & Co.	5,707	288
Welltower, Inc. REIT	363	33
Western Digital Corp.	72	4
Western Union Co. (The)	1,188	28
WestRock Co.	700	26
Weyerhaeuser Co. REIT	418	12
Whiting Petroleum Corp. (e)	3,700	30
William Lyon Homes, Class A (e)	1,500	31
Williams Cos., Inc. (The)	5,258	127
WPX Energy, Inc. (e)	332	4
WW Grainger, Inc.	5	1
Wyndham Destinations, Inc.	600	28
Wynn Resorts Ltd.	115	13
Xcel Energy, Inc.	395	26
Xenia Hotels & Resorts, Inc. REIT	1,300	27
Xerox Holdings Corp. (e)	1,141	34
Xperi Corp.	1,300	27
Xylem, Inc.	135	11
Yum! Brands, Inc.	313	36
Zimmer Biomet Holdings, Inc.	249	34
Zions Bancorp NA	703	31

Zoetis, Inc.	710	88
		27,318
Total Common Stocks (Cost $42,555)		47,604

No. of Rights
Right (0.0%)
Austria (0.0%)
BUWOG AG expires 12/31/99 (e)(f)(g) (Cost $—)	28	—

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA expires 2/21/22 (e) (Cost $—)	5	—	@

Shares
Investment Company (3.3%)
United States (3.3%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,446

Short-Term Investments (11.0%)
Investment Company (9.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $10,249)	10,248,625	10,249

	Face Amount (000)
U.S. Treasury Securities (1.2%)
U.S. Treasury Bills,
2.29%, 11/21/19 (i)(j)	$265	264
2.35%, 11/21/19 (i)(j)	1,011	1,008
Total U.S. Treasury Securities (Cost $1,272)		1,272
Total Short-Term Investments (Cost $11,521)		11,521
Total Investments (100.4%) (Cost $96,500) (k)(l)(m)(n)		104,768
Liabilities in Excess of Other Assets (-0.4%)		(455)
Net Assets (100.0%)		$104,313

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2019.

(e)	Non-income producing security.
(f)	Security has been deemed illiquid at September 30, 2019.
(g)

At September 30, 2019, the Fund held fair valued securities valued at $0, representing 0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $18,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2019.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)

The approximate fair value and percentage of net assets, $18,489,000 and 17.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(n)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,220,000 and the aggregate gross unrealized depreciation is approximately $3,740,000, resulting in net unrealized appreciation of approximately $7,480,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
ASX	Australian Securities Exchange.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
Euronext	Euronext Paris Exchange.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SPDR	Standard & Poor’s Depository Receipt.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	3,333		$468	12/19/19	$2
Bank of America NA	CNH	487		$68	12/19/19	(—@	)
Bank of America NA	HUF	67,231		$225	12/18/19	5
Bank of America NA	NZD	358		$229	12/18/19	5
Bank of America NA	PLN	67		$17	12/19/19	—	@
Bank of America NA	PLN	169		$43	12/18/19	1
Bank of America NA		$127	CNH	910	12/18/19	—	@
Bank of America NA		$54	ILS	189	12/19/19	1
Bank of Montreal		$335	CAD	440	12/19/19	(2)
Bank of Montreal		$10	HUF	3,052	12/19/19	(—@	)
Barclays Bank PLC	ARS	3,620		$51	12/18/19	2
Barclays Bank PLC	AUD	531		$365	12/18/19	6
Barclays Bank PLC	CAD	11		$8	12/18/19	—	@
Barclays Bank PLC	COP	811,220		$238	12/19/19	6
Barclays Bank PLC	EUR	168		$187	12/19/19	3
Barclays Bank PLC	JPY	1,894		$18	12/19/19	—	@
Barclays Bank PLC		$127	ARS	9,037	12/18/19	(4)
Barclays Bank PLC		$8	CAD	11	10/3/19	(—@	)
Barclays Bank PLC		$121	COP	412,453	12/19/19	(3)
Barclays Bank PLC		$225	EUR	203	12/18/19	(3)
Barclays Bank PLC		$141	GBP	113	12/18/19	(2)
Barclays Bank PLC		$27	MXN	527	12/18/19	(—@	)
Barclays Bank PLC		$170	SGD	234	12/19/19	(—@	)
BNP Paribas SA	ARS	1,532		$22	12/18/19	1
BNP Paribas SA	CNH	274		$38	12/19/19	—	@
BNP Paribas SA	EUR	529		$588	12/19/19	8
BNP Paribas SA	EUR	13		$14	12/18/19	(—@	)
BNP Paribas SA	INR	846		$12	12/19/19	(—@	)
BNP Paribas SA	PEN	831		$252	12/19/19	7
BNP Paribas SA	RUB	2,166		$32	12/19/19	(1)
BNP Paribas SA	TRY	309		$53	12/19/19	(—@	)
BNP Paribas SA		$41	ARS	2,188	12/18/19	(11)
BNP Paribas SA		$1,329	EUR	1,200	12/18/19	(14)
BNP Paribas SA		$14	EUR	13	10/3/19	(—@	)
BNP Paribas SA		$121	PEN	409	12/19/19	(—@	)
BNP Paribas SA		$4	PHP	218	12/19/19	—	@
BNP Paribas SA		$149	THB	4,542	12/18/19	(1)
BNP Paribas SA		$10	TRY	59	12/19/19	—	@
BNP Paribas SA		$6	TWD	172	12/19/19	—	@
Citibank NA	CLP	173,289		$243	12/19/19	4
Citibank NA	JPY	5,411		$50	12/18/19	—	@
Citibank NA	KRW	90,002		$75	12/19/19	(—@	)
Citibank NA	MXN	1,603		$81	12/18/19	1
Citibank NA	NOK	321		$36	12/18/19	—	@
Citibank NA	THB	89		$3	12/19/19	(—@	)
Citibank NA		$19	CAD	25	12/19/19	(—@	)
Citibank NA		$129	CAD	170	12/18/19	—	@
Citibank NA		$295	CHF	290	12/18/19	(3)
Citibank NA		$121	CLP	86,977	12/19/19	(1)
Citibank NA		$36	CZK	843	12/19/19	(—@	)
Citibank NA		$16	DKK	110	12/18/19	(—@	)
Citibank NA		$54	EUR	49	12/18/19	—	@
Citibank NA		$161	GBP	129	12/18/19	(2)
Citibank NA		$84	HKD	659	12/19/19	—	@
Citibank NA		$49	ILS	172	12/19/19	1

Citibank NA		$564	JPY	60,310	12/18/19	(3)
Citibank NA		$62	KRW	74,713	12/19/19	—	@
Citibank NA		$54	SEK	521	12/18/19	(1)
Citibank NA		$98	SGD	135	12/18/19	(—@	)
Citibank NA		$223	TRY	1,335	12/19/19	8
Commonwealth Bank of Australia	EUR	42		$47	12/19/19	1
Commonwealth Bank of Australia	NZD	13		$8	12/19/19	—	@
Credit Suisse International	EUR	1		$1	12/19/19	—	@
Credit Suisse International	JPY	18,691		$175	12/19/19	2
Goldman Sachs International	ARS	18,544		$355	12/18/19	103
Goldman Sachs International	ARS	6,503		$85	12/18/19	(3)
Goldman Sachs International	ARS	6,503		$86	12/18/19	(3)
Goldman Sachs International	ARS	3,841		$55	12/18/19	3
Goldman Sachs International	BRL	5,060		$1,206	12/19/19	(6)
Goldman Sachs International	EUR	462		$514	12/19/19	7
Goldman Sachs International	EUR	802		$886	12/19/19	7
Goldman Sachs International	EUR	356		$394	12/19/19	3
Goldman Sachs International	IDR	313,654		$22	12/19/19	(—@	)
Goldman Sachs International	JPY	23,532		$221	12/19/19	2
Goldman Sachs International	SEK	844		$88	12/18/19	2
Goldman Sachs International		$664	ARS	33,945	12/18/19	(202)
Goldman Sachs International		$317	AUD	460	12/19/19	(5)
Goldman Sachs International		$2,452	BRL	10,102	12/19/19	(32)
Goldman Sachs International		$78	EUR	71	12/19/19	(1)
Goldman Sachs International		$109	EUR	98	12/19/19	(1)
Goldman Sachs International		$1,232	EUR	1,124	12/19/19	—	@
Goldman Sachs International		$105	GBP	85	12/18/19	(—@	)
Goldman Sachs International		$91	HKD	712	12/19/19	—	@
Goldman Sachs International		$1	HUF	435	12/19/19	(—@	)
Goldman Sachs International		$47	JPY	5,034	12/19/19	(—@	)
Goldman Sachs International		$8	MYR	34	12/18/19	(—@	)
JPMorgan Chase Bank NA	ARS	3,322		$47	12/18/19	2
JPMorgan Chase Bank NA	CNH	44,798		$6,384	10/17/19	111
JPMorgan Chase Bank NA	CNH	30,784		$4,381	10/17/19	71
JPMorgan Chase Bank NA	CNH	129		$19	10/17/19	1
JPMorgan Chase Bank NA	CNH	1,144		$171	10/17/19	10
JPMorgan Chase Bank NA	GBP	11		$14	12/18/19	(—@	)
JPMorgan Chase Bank NA	IDR	546,123		$39	12/18/19	1
JPMorgan Chase Bank NA	JPY	13,564		$127	12/19/19	1
JPMorgan Chase Bank NA		$309	CNH	2,183	10/17/19	(4)
JPMorgan Chase Bank NA		$620	CNH	4,271	10/17/19	(22)
JPMorgan Chase Bank NA		$8,000	CNH	54,367	10/17/19	(387)
JPMorgan Chase Bank NA		$44	CNH	307	10/17/19	(1)
JPMorgan Chase Bank NA		$2,343	CNH	15,728	10/17/19	(141)
JPMorgan Chase Bank NA		$1,842	EUR	1,653	12/18/19	(29)
JPMorgan Chase Bank NA		$14	GBP	11	10/3/19	(—@	)
JPMorgan Chase Bank NA		$156	HKD	1,221	12/19/19	—	@
JPMorgan Chase Bank NA		$1,242	JPY	133,522	12/18/19	(—@	)
JPMorgan Chase Bank NA		$533	KRW	629,052	12/18/19	(6)
JPMorgan Chase Bank NA	ZAR	19		$1	12/19/19	—	@
Royal Bank Of Canada	CAD	55		$41	12/18/19	—	@
State Street Bank and Trust Co.	CAD	161		$121	12/18/19	(—@	)
State Street Bank and Trust Co.	CHF	65		$66	12/18/19	—	@
State Street Bank and Trust Co.	CNY	529		$74	12/18/19	—	@
State Street Bank and Trust Co.	EUR	935		$1,036	12/18/19	11
State Street Bank and Trust Co.	GBP	179		$224	12/18/19	3
State Street Bank and Trust Co.	JPY	77,007		$720	12/18/19	4
State Street Bank and Trust Co.	JPY	5,162		$48	12/18/19	—	@
State Street Bank and Trust Co.	KRW	61,160		$51	12/18/19	—	@
State Street Bank and Trust Co.	MYR	34		$8	12/18/19	(—@	)
State Street Bank and Trust Co.	NZD	37		$23	12/18/19	(—@	)
State Street Bank and Trust Co.		$841	CNH	5,954	12/18/19	(8)
State Street Bank and Trust Co.		$9	HKD	70	12/19/19	—	@

State Street Bank and Trust Co.		$48	JPY	5,162	10/3/19	(—@	)
UBS AG	CHF	185		$189	12/19/19	2
UBS AG	DKK	127		$19	12/19/19	—	@
UBS AG	EUR	6,181		$6,874	12/19/19	97
UBS AG	EUR	1,177		$1,309	12/19/19	18
UBS AG	EUR	261		$289	12/19/19	3
UBS AG	GBP	409		$507	12/19/19	3
UBS AG	JPY	327,851		$3,076	12/19/19	27
UBS AG	MXN	4,397		$222	12/19/19	1
UBS AG	MXN	2,380		$119	12/19/19	—	@
UBS AG	NOK	297		$33	12/19/19	1
UBS AG	SEK	780		$81	12/19/19	1
UBS AG		$8	AUD	12	12/19/19	(—@	)
UBS AG		$32	AUD	47	12/18/19	(—@	)
UBS AG		$51	AUD	76	12/19/19	—	@
UBS AG		$235	AUD	347	12/19/19	—	@
UBS AG		$32	CAD	43	12/19/19	(—@	)
UBS AG		$111	CAD	146	12/19/19	(—@	)
UBS AG		$31	CHF	31	12/19/19	(—@	)
UBS AG		$42	CHF	41	12/19/19	—	@
UBS AG		$52	CHF	52	12/19/19	—	@
UBS AG		$7	DKK	47	12/19/19	(—@	)
UBS AG		$158	EUR	142	12/19/19	(3)
UBS AG		$3,822	EUR	3,440	12/19/19	(50)
UBS AG		$54	EUR	49	12/19/19	(—@	)
UBS AG		$106	GBP	86	12/19/19	(1)
UBS AG		$83	GBP	67	12/19/19	—	@
UBS AG		$67	HKD	527	12/19/19	—	@
UBS AG		$51	JPY	5,457	12/19/19	(—@	)
UBS AG		$94	JPY	10,126	12/19/19	(—@	)
UBS AG		$112	JPY	11,961	12/19/19	(—@	)
UBS AG		$866	JPY	93,206	12/19/19	1
UBS AG		$121	MXN	2,394	12/19/19	(2)
UBS AG		$13	SEK	129	12/19/19	(—@	)
UBS AG		$14	SGD	20	12/19/19	(—@	)
UBS AG		$330	TRY	1,977	12/19/19	11
UBS AG	ZAR	192		$13	12/19/19	—	@
						$(387)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	5	Dec-19	$1			$736	$18
CAC 40 Index (France)	1	Oct-19	EUR	—	@	62	1
Euro Stoxx 50 (Germany)	16	Dec-19		—	@	620	6
FTSE MIB Index (Italy)	5	Dec-19		—	@	601	11
Hang Seng China Enterprises Index (Hong Kong)	3	Oct-19	HKD	—	@	498	(4)
IBEX 35 Index (Spain)	7	Oct-19	EUR	—	@	704	10
NASDAQ 100 E Mini (United States)	4	Dec-19	$—		@	622	(9)
S&P TSE 60 Index (Canada)	6	Dec-19	CAD	1		902	— @
SGX MSCI Singapore (Singapore)	10	Oct-19	SGD	1		260	(2)
SPI 200 Index (Australia)	4	Dec-19	AUD	—	@	451	3
U.S. Treasury 2 yr. Note (United States)	3	Dec-19	$600			647	(2)
U.S. Treasury 10 yr. Note (United States)	5	Dec-19	500			652	(6)
U.S. Treasury 30 yr. Bond (United States)	5	Dec-19	500			812	(19)
Short:
German Euro BONO (Germany)	1	Dec-19	EUR	(100)		(174)	(—@ )
German Euro BTP (Germany)	10	Dec-19	(1,000)			(1,590)	(7)
German Euro OAT (Germany)	2	Dec-19	(200)			(371)	2
MSCI Emerging Market E Mini (United States)	10	Dec-19	$(1)			(501)	3
NIKKEI 225 Index (Japan)	11	Dec-19	JPY	(6)		(1,112)	(22)
S&P 500 E Mini Index (United States)	13	Dec-19	$(1)			(1,936)	9
TOPIX Index (Japan)	9	Dec-19	JPY	(90)		(1,322)	(39)
U.S. Treasury 10 yr. Note (United States)	1	Dec-19	$(100)			(130)	1
U.S. Treasury 10 yr. Ultra Long Bond (United States)	18	Dec-19	(1,800)			(2,563)	(32)
U.S. Treasury 5 yr. Note (United States)	18	Dec-19	(1,800)			(2,145)	11
							$(67)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at September 30, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*
CDX.EM.31	NR	Buy	1.00%	Quarterly	6/20/24	$349	$15	$9	$6

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$20	$—	$20
Barclays Bank PLC	US CPI All Urban Consumers Index	Receive	1.85	Semi-Annual/ Quarterly	9/17/29		$387	(5)	—	(5)
Barclays Bank PLC	US CPI All Urban Consumers Index	Receive	1.90	Semi-Annual/ Quarterly	9/17/29		636	(10)	—	(10)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.85	Semi-Annual/ Quarterly	9/16/29		933	(11)	—	(11)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29		911	(12)	—	(12)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.90	Semi-Annual/ Quarterly	9/17/29		954	(15)	—	(15)
JPMorgan Chase Bank NA	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29		911	(12)	—	(12)
								$(45)	$—	$(45)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays U.S. IPO Index††	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	8/5/20	$135	$3	$—	$3
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20	886	16	—	16

BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20	919		(12)	—	(12)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20	512		(5)	—	(5)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.20%	Quarterly	2/10/20	AUD	428	(14)	—	(14)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20	837		(28)	—	(28)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	385		(13)	—	(13)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20	560		(19)	—	(19)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20	636		(21)	—	(21)
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly	1/24/20	$8,101		(406)	—	(406)
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	EUR	3,416	(57)	—	(57)
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	571		(13)	—	(13)
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	845		(14)	—	(14)
JPMorgan Chase Bank NA	JPM Custom EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/24/20	4,029		41	—	41

JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Pay	3 Month USD LIBOR plus 2.20%	Quarterly	9/10/20	$259	25	—	25
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Receive	3 Month USD LIBOR plus 2.20%	Quarterly	9/10/20	259	(—@ )	—	(—@ )
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Pay	3 Month USD LIBOR plus 0.62%	Quarterly	9/28/20	217	19	—	19
JPMorgan Chase Bank NA	JPM Custom U.S. Value index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	738	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	428	(12)	—	(12)
JPMorgan Chase Bank NA	JPM Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.04%	Quarterly	8/19/20	506	(13)	—	(13)
JPMorgan Chase Bank NA	JPM Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.04%	Quarterly	8/19/20	506	(13)	—	(13)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20	5,459	266	—	266
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	481	(18)	—	(18)
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	234	(3)	—	(3)
							$(295)	$—	$(295)

††   See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays U.S. IPO Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays U.S. IPO Index
Lyft, Inc.	321,880	$13,146	27.96%
Pinterest, Inc.	739,770	19,567	41.61
Uber Technologies, Inc.	469,690	14,311	30.43
Total		$47,024	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index (1) as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index (1)
Bank of America Corp.	308,343	$8,994	18.61%
BB&T Corp.	26,206	1,399	2.89
CIT Group, Inc.	3,298	149	0.31
Citigroup, Inc.	79,236	5,474	11.32
Citizens Financial Group, Inc.	15,687	555	1.15
Comerica, Inc.	5,287	349	0.72
East West Bancorp, Inc.	4,961	220	0.45
Fifth Third Bancorp, Inc.	25,079	687	1.42
First Republic Bank	5,750	556	1.15
Huntington Bancshares, Inc.	35,695	509	1.05
JPMorgan Chase & Co.	110,953	13,058	27.02
KeyCorp	34,389	614	1.27
M&T Bank Corp.	4,440	701	1.45
People’s United Financial, Inc.	13,619	213	0.44
PNC Financial Services Group, Inc. (The)	15,425	2,162	4.47
Regions Financial Corp.	34,597	547	1.13
Signature Bank	1,907	227	0.47
SunTrust Banks, Inc.	15,171	1,044	2.16
SVB Financial Group	1,793	375	0.78
US Bancorp	51,605	2,856	5.91
Wells Fargo & Co.	146,120	7,370	15.25
Zions Bancorp NA	6,245	278	0.58
Total		$48,337	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index (2) as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index (2)
Bank of America Corp.	253,639	$7,399	18.61%
BB&T Corp.	21,557	1,150	2.89
CIT Group, Inc.	2,714	123	0.31
Citigroup, Inc.	65,178	4,502	11.32
Citizens Financial Group, Inc.	12,905	456	1.15
Comerica, Inc.	4,349	287	0.72
East West Bancorp, Inc.	4,081	181	0.45
Fifth Third Bancorp, Inc.	20,629	565	1.42
First Republic Bank	4,730	457	1.15
Huntington Bancshares, Inc.	29,363	419	1.05
JPMorgan Chase & Co.	91,265	10,741	27.02
KeyCorp	28,288	505	1.27
M&T Bank Corp.	3,652	577	1.45
People’s United Financial, Inc.	11,202	175	0.44
PNC Financial Services Group, Inc. (The)	12,688	1,778	4.47
Regions Financial Corp.	28,460	450	1.13
Signature Bank	1,569	187	0.47
SunTrust Banks, Inc.	12,478	858	2.16
SVB Financial Group	1,475	308	0.78
US Bancorp	42,448	2,349	5.91
Wells Fargo & Co.	120,195	6,063	15.25
Zions Bancorp NA	5,139	229	0.58
Total		$39,759	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Quality Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Quality Index
Adidas AG	2,213	$689	7.07%
Adyen N.V.	129	85	0.87
Aena SME SA	844	155	1.59
Airbus SE	7,262	944	9.69
Allianz SE	5,249	1,224	12.60
Amadeus IT Group SA	5,428	389	3.99
AXA SA	23,672	605	6.21
Bureau Veritas SA	3,557	86	0.88
Colruyt SA	697	38	0.39
Covivio	583	62	0.63
Deutsche Boerse AG	2,397	375	3.85
Elisa Oyj	1,781	92	0.94
Enagas SA	2,917	68	0.69
Endesa SA	4,026	106	1.09
Ferrari N.V.	1,505	232	2.38
FinecoBank Banca Fineco SpA	7,332	78	0.80
Fuchs Petrolub SE	855	32	0.33
Galp Energia SGPS SA	6,195	93	0.96
Hannover Rueck SE	746	126	1.29
Hermes International	381	263	2.70
Hochtief AG	307	35	0.36
Hugo Boss AG	777	42	0.43
Industria de Diseno Textil SA	13,424	416	4.27
Ipsen SA	513	49	0.50
Jeronimo Martins SGPS SA	3,137	53	0.54
KBC Group N.V.	3,022	196	2.02
Knorr-Bremse AG	601	57	0.58
Kone Oyj	4,130	235	2.41
Koninklijke KPN N.V.	46,579	145	1.49
Moncler SpA	2,139	76	0.78
MTU Aero Engines AG	660	175	1.80
Neste Oyj	5,334	177	1.81
Orion Oyj	1,318	49	0.50
Poste Italiane SpA	6,467	74	0.75
Proximus SADP	1,968	58	0.60
Red Electrica Corp. SA	5,528	112	1.15
RTL Group SA	487	23	0.24
Sampo Oyj	5,421	216	2.21
Sartorius Stedim Biotech	359	50	0.52
Smurfit Kappa Group PLC	2,682	80	0.82
Terna Rete Elettrica Nazionale SpA	18,079	116	1.19
Unilever N.V.	18,631	1,120	11.50
UPM-Kymmene Oyj	6,451	191	1.96
Wolters Kluwer N.V.	3,494	255	2.62
Total		$9,742	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Value Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index
Aegon N.V.	655,096	$2,726	0.95%
AerCap Holdings N.V.	47,300	2,590	0.90
ArcelorMittal	234,652	3,302	1.15
Atos SE	36,849	2,599	0.90
Banco de Sabadell SA	2,030,700	1,971	0.69
Bank of Ireland Group PLC	334,255	1,327	0.46
Bayer AG	357,138	25,189	8.76
Bayerische Motoren Werke AG	20,981	1,166	0.41
BNP Paribas SA	418,145	20,365	7.08
Bouygues SA	87,014	3,487	1.21
Carrefour SA	220,189	3,856	1.34
Casino Guichard Perrachon SA	20,154	962	0.33
Cie de Saint-Gobain	184,210	7,230	2.52
CNH Industrial N.V.	374,184	3,810	1.33
Commerzbank AG	361,011	2,095	0.73
Deutsche Lufthansa AG	89,542	1,423	0.50
Electricite de France SA	234,898	2,630	0.91
Enel SpA	3,171,497	23,690	8.24
Engie SA	715,194	11,681	4.06
Fiat Chrysler Automobiles N.V.	397,397	5,144	1.79
Fresenius Medical Care AG & Co KGaA	81,795	5,502	1.91
Fresenius SE & Co KGaA	160,362	7,500	2.61
HeidelbergCement AG	55,201	3,992	1.39
KION Group AG	23,172	1,219	0.42
Koninklijke Ahold Delhaize N.V.	450,382	11,272	3.92
Leonardo SpA	152,539	1,795	0.62
METRO AG	69,460	1,097	0.38
OMV AG	56,081	3,011	1.05
Peugeot SA	207,940	5,187	1.80
Publicis Groupe SA	81,213	3,995	1.39
Raiffeisen Bank International AG	55,067	1,278	0.44
Randstad N.V.	44,356	2,181	0.76
Renault SA	70,543	4,050	1.41
Repsol SA	548,907	8,582	2.99
Sanofi	431,806	40,046	13.94
Societe Generale SA	282,137	7,733	2.69
STMicroelectronics N.V.	239,781	4,635	1.61
Telefonica SA	1,747,802	13,341	4.64
Unibail-Rodamco-Westfield	52,350	7,634	2.66
UniCredit SpA	739,376	8,722	3.03
Uniper SE	76,360	2,505	0.87
Voestalpine AG	43,191	993	0.35
Volkswagen AG	69,747	11,868	4.13
Volkswagen AG	12,180	2,094	0.73
Total		$287,475	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. IPO Index (1) as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. IPO Index (1)
Adaptive Biotechnologies Corp.	48,704	$1,505	16.47%
Chewy, Inc.	75,098	1,846	20.20
Crowdstrike Holdings, Inc.	29,847	1,740	19.04
RealReal, Inc. (The)	181,028	4,048	44.29
Total		$9,139	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. IPO Index (2) as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. IPO Index (2)
Dynatrace, Inc.	112,359	$2,098	24.37%
Livongo Health, Inc.	108,712	1,896	22.03
Medallia, Inc.	80,664	2,213	25.71
Slack Technologies, Inc.	101,197	2,401	27.89
Total		$8,608	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Value Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index
AAR Corp.	838	$35	0.33%
Abercrombie & Fitch Co.	2,507	39	0.37
Adtalem Global Education, Inc.	899	34	0.33
AdvanSix, Inc.	1,559	40	0.38
AECOM	979	37	0.35
Alexion Pharmaceuticals, Inc.	354	35	0.33
Alliance Data Systems Corp.	292	37	0.36
Allscripts Healthcare Solutions, Inc.	3,992	44	0.42
AMC Networks, Inc.	754	37	0.35
American Equity Investment Life Holding	1,672	40	0.39
American Woodmark Corp.	436	39	0.37
Andersons, Inc. (The)	1,667	37	0.36
Anixter International, Inc.	586	41	0.39
ArcBest Corp.	1,237	38	0.36
Archer-Daniels-Midland Co.	949	39	0.37
Arconic, Inc.	1,413	37	0.35
Assertio Therapeutics, Inc.	20,886	27	0.25
Associated BanCorp.	1,909	39	0.37
Atlas Air Worldwide Holdings, Inc.	1,333	34	0.32
Avis Budget Group, Inc.	1,466	41	0.39
Avista Corp.	778	38	0.36
Axos Financial, Inc.	1,440	40	0.38
B&G Foods, Inc.	1,991	38	0.36
Baker Hughes a GE Co.	1,561	36	0.34
Bank of America Corp.	1,324	39	0.37
Bank OZK	1,403	38	0.36
Bel Fuse, Inc.	928	14	0.13
Belden, Inc.	759	41	0.39
Big Lots, Inc.	1,614	40	0.38
Biogen, Inc.	164	38	0.36
Bio-Rad Laboratories, Inc.	109	36	0.35
BJ’s Restaurants, Inc.	988	38	0.37
Bloomin’ Brands, Inc.	1,944	37	0.35
Bonanza Creek Energy, Inc.	1,609	36	0.34
Brighthouse Financial, Inc.	1,007	41	0.39
Brinker International, Inc.	931	40	0.38
Brunswick Corp.	743	39	0.37
Cabot Corp.	871	39	0.38
CalAmp Corp.	3,580	41	0.39
Callon Petroleum Co.	9,002	39	0.37
Capital One Financial Corp.	416	38	0.36
Capri Holdings Ltd.	1,308	43	0.41
Cardinal Health, Inc.	808	38	0.36
Carnival Corp.	803	35	0.33
Carrizo Oil & Gas, Inc.	4,591	39	0.38
Cars.com, Inc.	3,858	35	0.33
CBL & Associates Properties, Inc.	33,333	43	0.41
CDK Global, Inc.	818	39	0.37
Cedar Realty Trust, Inc.	7,557	23	0.22
Celgene Corp.	378	38	0.36

Centene Corp.	800	35	0.33
CenterPoint Energy, Inc.	1,289	39	0.37
Central Garden & Pet Co.	1,485	41	0.39
Central Garden & Pet Co.	1,366	40	0.38
Century Communities, Inc.	1,332	41	0.39
CenturyLink, Inc.	3,112	39	0.37
Charles River Laboratories International	273	36	0.34
Chatham Lodging Trust	2,138	39	0.37
Chemours Co. (The)	2,505	37	0.36
Cigna Corp.	239	36	0.35
Citizens Financial Group, Inc.	1,076	38	0.36
Comerica, Inc.	596	39	0.37
Commercial Metals Co.	2,317	40	0.38
Computer Programs & Systems, Inc.	1,719	39	0.37
Comtech Telecommunications Corp.	1,331	43	0.41
Conn’s, Inc.	1,521	38	0.36
CONSOL Energy, Inc.	2,215	35	0.33
Cooper-Standard Holdings, Inc.	926	38	0.36
CoreCivic, Inc.	2,123	37	0.35
Cummins, Inc.	237	39	0.37
Customers BanCorp., Inc.	1,934	40	0.38
CVS Health Corp.	590	37	0.35
Dana, Inc.	2,608	38	0.36
Delphi Technologies PLC	2,347	31	0.30
Denbury Resources, Inc.	32,502	39	0.37
DiamondRock Hospitality Co.	3,752	38	0.37
Dick’s Sporting Goods, Inc.	1,035	42	0.40
Diodes, Inc.	972	39	0.37
Discovery, Inc.	1,343	36	0.34
Discovery, Inc.	1,431	35	0.34
Domtar Corp.	1,092	39	0.37
Donnelley Financial Solutions, Inc.	2,638	33	0.31
Duke Energy Corp.	392	38	0.36
DXC Technology Co.	1,076	32	0.30
Eastman Chemical Co.	540	40	0.38
Ebix, Inc.	971	41	0.39
Edgewell Personal Care Co.	1,198	39	0.37
Encore Capital Group, Inc.	1,075	36	0.34
EnerSys	624	41	0.39
Era Group, Inc.	1,824	19	0.18
EW Scripps Co. (The)	2,867	38	0.36
Exelon Corp.	763	37	0.35
Fiesta Restaurant Group, Inc.	4,326	45	0.43
First Horizon National Corp.	2,304	37	0.36
FNB Corp.	3,442	40	0.38
Foot Locker, Inc.	932	40	0.38
FormFactor, Inc.	2,093	39	0.37
Gap, Inc. (The)	2,178	38	0.36
General Electric Co.	4,217	38	0.36
Genesco, Inc.	1,016	41	0.39
Genworth Financial, Inc.	8,291	36	0.35
GEO Group, Inc. (The)	2,070	36	0.34
G-III Apparel Group Ltd.	1,519	39	0.37
Gilead Sciences, Inc.	567	36	0.34
Goldman Sachs Group, Inc. (The)	177	37	0.35
Goodyear Tire & Rubber Co. (The)	3,013	43	0.41
Greenbrier Cos, Inc. (The)	1,485	45	0.43
Greif, Inc.	1,040	39	0.38

Group 1 Automotive, Inc.	476	44	0.42
Gulfport Energy Corp.	14,018	38	0.36
Halliburton Co.	1,924	36	0.35
Hancock Whitney Corp.	1,050	40	0.38
Hanmi Financial Corp.	2,108	40	0.38
Hawaiian Holdings, Inc.	1,517	40	0.38
Hersha Hospitality Trust	2,597	39	0.37
Hewlett Packard Enterprise Co.	2,521	38	0.36
Hibbett Sports, Inc.	2,371	54	0.54
Hillenbrand, Inc.	1,314	41	0.39
HNI Corp.	1,159	41	0.39
Hope BanCorp., Inc.	2,723	39	0.37
Host Hotels & Resorts, Inc.	2,205	38	0.36
Hub Group, Inc.	841	39	0.37
Huntington Ingalls Industries, Inc.	171	36	0.34
Ichor Holdings Ltd.	1,572	38	0.36
ICU Medical, Inc.	235	38	0.36
Ingredion, Inc.	464	38	0.36
Innoviva, Inc.	3,262	34	0.33
Inogen, Inc.	841	40	0.38
Integer Holdings Corp.	498	38	0.36
Intel Corp.	721	37	0.35
Interface, Inc.	3,213	46	0.44
International Business Machines Corp.	261	38	0.36
INTL. FCStone, Inc.	926	38	0.36
Invacare Corp.	6,321	47	0.45
Invesco Ltd.	2,298	39	0.37
iStar, Inc.	2,984	39	0.37
j2 Global, Inc.	418	38	0.36
Janus Henderson Group PLC	1,825	41	0.39
JetBlue Airways Corp.	2,203	37	0.35
JM Smucker Co. (The)	349	38	0.37
Juniper Networks, Inc.	1,520	38	0.36
KB Home	1,269	43	0.41
KBR, Inc.	1,404	34	0.33
Kelly Services, Inc.	1,526	37	0.35
KEMET Corp.	2,043	37	0.35
Kennametal, Inc.	1,204	37	0.35
Kraft Heinz Co. (The)	1,346	38	0.36
Kraton Corp.	1,259	41	0.39
L, Inc.oln National Corp.	665	40	0.38
Laredo Petroleum, Inc.	14,750	36	0.34
Lennar Corp.	706	39	0.38
Lexington Realty Trust	3,691	38	0.36
Ligand Pharmaceuticals, Inc.	419	42	0.40
LogMeIn, Inc.	545	39	0.37
LSC Communications, Inc.	10,058	14	0.13
Lydall, Inc.	1,367	34	0.32
LyondellBasell Industries N.V.	471	42	0.40
Mack-Cali Realty Corp.	1,743	38	0.36
Macy’s, Inc.	2,386	37	0.35
Mall, Inc.krodt PLC	19,640	47	0.45
ManpowerGroup, Inc.	444	37	0.36
Marcus Corp. (The)	1,103	41	0.39
MarineMax, Inc.	2,522	39	0.37
Matthews International Corp.	1,203	43	0.41
MDU Resources Group, Inc.	1,346	38	0.36
MEDNAX, Inc.	1,759	40	0.38

Meridian Bioscience, Inc.	3,920	37	0.35
Merit Medical Systems, Inc.	1,199	37	0.35
MetLife, Inc.	794	37	0.36
Micron Technology, Inc.	750	32	0.31
Minerals Technologies, Inc.	740	39	0.37
Molson Coors Brewing Co.	688	40	0.38
Monotype Imaging Holdings, Inc.	1,861	37	0.35
Moog, Inc.	444	36	0.34
Movado Group, Inc.	1,564	39	0.37
Mylan N.V.	1,790	35	0.34
MYR Group, Inc.	1,313	41	0.39
National Beverage Corp.	903	40	0.38
National Fuel Gas Co.	781	37	0.35
Natus Medical, Inc.	1,281	41	0.39
Navient Corp.	2,872	37	0.35
Newpark Resources, Inc.	5,338	41	0.39
Norwegian Cruise Line Holdings Ltd.	705	36	0.35
Nu Skin Enterprises, Inc.	855	36	0.35
nVent Electric PLC	1,724	38	0.36
Office Depot, Inc.	24,163	42	0.40
Old Republic International Corp.	1,632	38	0.37
Olin Corp.	2,152	40	0.38
Olympic Steel, Inc.	1,002	14	0.14
Oracle Corp.	691	38	0.36
OraSure Technologies, Inc.	5,425	41	0.39
Oshkosh Corp.	513	39	0.37
Owens-Illinois, Inc.	3,615	37	0.35
PACCAR, Inc.	537	38	0.36
PacWest BanCorp.	1,061	39	0.37
Park Hotels & Resorts, Inc.	882	22	0.21
Patrick Industries, Inc.	1,061	46	0.43
Patterson Cos, Inc.	2,207	39	0.37
Penn National Gaming, Inc.	1,861	35	0.33
Penn Virginia Corp.	1,240	36	0.34
Pennsylvania Real Estate Investment Trust	7,159	41	0.39
Perspecta, Inc.	1,417	37	0.35
PetMed Express, Inc.	2,298	41	0.39
Photronics, Inc.	3,429	37	0.36
Pitney Bowes, Inc.	9,068	41	0.39
Plantronics, Inc.	1,149	43	0.41
Polaris, Inc.	455	40	0.38
PPL Corp.	1,233	39	0.37
PrIncipal Financial Group, Inc.	674	39	0.37
ProPetro Holding Corp.	3,611	33	0.31
PVH Corp.	430	38	0.36
Quanta Services, Inc.	1,073	41	0.39
QuinStreet, Inc.	3,202	40	0.38
Realogy Holdings Corp.	7,450	50	0.47
Regal Beloit Corp.	507	37	0.35
Regions Financial Corp.	2,473	39	0.37
Reinsurance Group of America, Inc.	236	38	0.36
Resideo Technologies, Inc.	2,563	37	0.35
Ring Energy, Inc.	26,422	43	0.41
Royal Caribbean Cruises Ltd.	339	37	0.35
RPC, Inc.	6,904	39	0.37
Ryder System, Inc.	724	37	0.36
ScanSource, Inc.	1,286	39	0.37
Select Medical Holdings Corp.	2,194	36	0.35

Service Properties Trust	1,475	38	0.36
Skyworks Solutions, Inc.	460	36	0.35
SMART Global Holdings, Inc.	1,258	32	0.31
Southwestern Energy Co.	19,030	37	0.35
Stamps.com, Inc.	531	40	0.38
State Street Corp.	708	42	0.40
Summit Hotel Properties, Inc.	3,239	38	0.36
SunCoke Energy, Inc.	5,802	33	0.31
Sykes Enterprises, Inc.	1,236	38	0.36
Syneos Health, Inc.	692	37	0.35
SYNNEX Corp.	405	46	0.44
Tanger Factory Outlet Centers, Inc.	2,427	38	0.36
Terex Corp.	1,457	38	0.36
Texas Capital Bancshares, Inc.	705	39	0.37
Textron, Inc.	790	39	0.37
Timken Co. (The)	896	39	0.37
Tivity Health, Inc.	2,211	37	0.35
TiVo Corp.	4,501	34	0.33
Toll Brothers, Inc.	1,001	41	0.39
Trinity Industries, Inc.	2,019	40	0.38
Trinseo SA	1,005	43	0.41
TrueBlue, Inc.	1,839	39	0.37
TTM Technologies, Inc.	3,202	39	0.37
UGI Corp.	765	38	0.37
Ultra Clean Holdings, Inc.	2,774	41	0.39
Unisys Corp.	5,166	38	0.37
United Rentals, Inc.	314	39	0.37
United States Steel Corp.	3,225	37	0.35
United Therapeutics Corp.	457	36	0.35
Universal Forest Products, Inc.	972	39	0.37
Universal Insurance Holdings, Inc.	1,362	41	0.39
Unum Group	1,387	41	0.39
Urban Outfitters, Inc.	1,539	43	0.41
Varex Imaging Corp.	1,285	37	0.35
Viacom, Inc.	1,419	34	0.32
Vornado Realty Trust	585	37	0.35
Wabash National Corp.	2,677	39	0.37
Waddell & Reed Financial, Inc.	2,184	38	0.36
Walgreens Boots Alliance, Inc.	699	39	0.37
Walker & Dunlop, Inc.	722	40	0.38
Washington Prime Group, Inc.	10,646	44	0.42
Wells Fargo & Co.	779	39	0.37
Western Union Co. (The)	1,607	37	0.35
Westrock Co.	1,046	38	0.36
Whiting Petroleum Corp.	5,052	41	0.39
William Lyon Homes	2,044	42	0.40
Wyndham Destinations, Inc.	808	37	0.35
Xenia Hotels & Resorts, Inc.	1,788	38	0.36
Xerox Holdings Corp.	1,230	37	0.35
Xperi Corp.	1,912	40	0.38
Zions BanCorp. N.A.	897	40	0.38
Total		$10,506	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Luxury Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Luxury Index
Brunello Cucinelli SpA	1,592	$50	0.50%
Burberry Group PLC	9,603	257	2.60
Christian Dior SE	624	296	3.00
Cie Financiere Richemont SA	13,323	978	9.92
Hermes International	1,826	1,262	12.80
Hugo Boss AG	1,622	87	0.88
Kering SA	2,931	1,494	15.15
LVMH Moet Hennessy Louis Vuitton SE	11,695	4,650	47.17
Moncler SpA	6,013	214	2.17
Salvatore Ferragamo SpA	3,907	72	0.73
Swatch Group AG (The)	1,236	328	3.33
Tapestry, Inc.	6,615	172	1.75
Total		$9,860	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
BBSW		Australia’s Bank Bill Swap.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	45.4%
Fixed Income Securities	40.3
Short-Term Investments	11.0
Other**	3.3
Total Investments	100.0	%***

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open long/short futures contracts with a value of approximately $19,411,000 and net unrealized depreciation of approximately $67,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $387,000. Also does not include open swap agreements with net unrealized depreciation of approximately $334,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (91.6%)
Aerospace & Defense (1.5%)
HEICO Corp., Class A	24,430	$2,377

Biotechnology (2.3%)
Alnylam Pharmaceuticals, Inc. (a)	9,532	767
Exact Sciences Corp. (a)	27,264	2,464
Moderna, Inc. (a)	31,128	495
		3,726
Commercial Services & Supplies (6.8%)
Copart, Inc. (a)	50,479	4,055
Rollins, Inc.	123,682	4,214
Waste Connections, Inc.	27,733	2,551
		10,820
Containers & Packaging (1.7%)
Ball Corp.	37,120	2,703

Diversified Consumer Services (2.8%)
Service Corp. International	34,311	1,640
ServiceMaster Global Holdings, Inc. (a)	51,546	2,882
		4,522
Entertainment (4.1%)
Spotify Technology SA (a)	57,539	6,559

Health Care Equipment & Supplies (4.9%)
DexCom, Inc. (a)	35,185	5,251
Penumbra, Inc. (a)	18,638	2,507
		7,758
Health Care Providers & Services (3.6%)
Covetrus, Inc. (a)	93,409	1,110
Guardant Health, Inc. (a)	35,683	2,278
HealthEquity, Inc. (a)	42,083	2,405
		5,793
Health Care Technology (3.7%)
Agilon Health Topco, Inc. (a)(b)(c)(d) (acquisition cost — $596; acquired 11/7/18)	1,577	627
Veeva Systems, Inc., Class A (a)	34,156	5,215
		5,842
Hotels, Restaurants & Leisure (1.0%)
Vail Resorts, Inc.	6,987	1,590

Household Durables (3.1%)
Roku, Inc. (a)	47,608	4,845

Information Technology Services (17.5%)
Adyen N.V. (Netherlands) (a)	3,504	2,310
Broadridge Financial Solutions, Inc.	31,757	3,951
MongoDB, Inc. (a)	33,280	4,010
Okta, Inc. (a)	39,266	3,866
Shopify, Inc., Class A (Canada) (a)	18,500	5,766

Square, Inc., Class A (a)	34,611	2,144
Twilio, Inc., Class A (a)	52,218	5,742
		27,789
Interactive Media & Services (12.9%)
Match Group, Inc. (e)	39,565	2,827
Pinterest, Inc., Class A (a)	135,834	3,593
Snap, Inc., Class A (a)	158,706	2,508
Twitter, Inc. (a)	210,395	8,668
Zillow Group, Inc., Class C (a)	95,183	2,838
		20,434
Internet & Direct Marketing Retail (6.6%)
Chewy, Inc., Class A (a)	44,622	1,097
Farfetch Ltd., Class A (a)	150,460	1,300
MercadoLibre, Inc. (a)	7,127	3,928
Overstock.com, Inc. (a)(e)	78,665	833
Wayfair, Inc., Class A (a)	29,699	3,330
		10,488
Leisure Products (2.0%)
Peloton Interactive, Inc., Class A (a)	129,104	3,240

Professional Services (1.8%)
Verisk Analytics, Inc.	18,222	2,882

Software (13.6%)
Alteryx, Inc., Class A (a)	21,733	2,335
Anaplan, Inc. (a)	47,299	2,223
Coupa Software, Inc. (a)	43,017	5,574
Datadog, Inc., Class A (a)	39,687	1,346
Slack Technologies, Inc., Class A (a)	223,743	5,309
Trade Desk, Inc. (The), Class A (a)	17,619	3,304
Zoom Video Communications, Inc., Class A (a)(e)	19,696	1,501
		21,592
Specialty Retail (1.7%)
Carvana Co. (a)	40,220	2,655
Total Common Stocks (Cost $130,824)		145,615

Preferred Stocks (3.6%)
Internet & Direct Marketing Retail (2.8%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost — $1,370; acquired 4/16/14)	33,636	4,408

Software (0.8%)
Palantir Technologies Inc Series G (a)(b)(c)(d) (acquisition cost — $455; acquired 7/19/12)	148,616	910
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost — $102; acquired 10/25/13)	29,092	179
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost — $102; acquired 10/25/13)	29,092	179
		1,268
Total Preferred Stocks (Cost $2,029)		5,676

Short-Term Investments (7.5%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	3,879,591	3,880

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $264; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $269)	$263	263
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $215; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $220)	215	215
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $161; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $164)	161	161
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $826; fully collateralized by U.S. Government obligations; 1.25%-2.13 due 7/15/20 - 12/31/20; valued at $842)	826	826
		1,465
Total Securities held as Collateral on Loaned Securities (Cost $5,345)		5,345

	Shares	Value (000)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $6,526)	6,526,080	6,526
Total Short-Term Investments (Cost $11,871)		11,871
Total Investments Excluding Purchased Options (102.7%) (Cost $144,724)		163,162
Total Purchased Options Outstanding (0.2%) (Cost $632)		343
Total Investments (102.9%) (Cost $145,356) Including $5,143 of Securities Loaned (g)(h)(i)		163,505
Liabilities in Excess of Other Assets (-2.9%)		(4,582)
Net Assets (100.0%)		$158,923

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2019.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $6,303,000 and represents 4.0% of net assets.

(d)

At September 30, 2019, the Fund held fair valued securities valued at approximately $6,303,000, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $5,143,000 and $5,345,000, respectively. The Fund received cash collateral of approximately $5,345,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $2,310,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,427,000 and the aggregate gross unrealized depreciation is approximately $14,278,000, resulting in net unrealized appreciation of approximately $18,149,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	26,548,004	26,548	$64		$136	$(72)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	35,489,537	35,490	144		183	(39)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	31,203,116	31,203	135		168	(33)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	24,601,062	24,601	—	@	145	(145)
							$343		$632	$(289)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	38.7%
Information Technology Services	17.6
Software	14.5
Interactive Media & Services	12.9
Internet & Direct Marketing Retail	9.4
Commercial Services & Supplies	6.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Apartments (18.3%)
American Campus Communities, Inc. REIT	84,080	$4,043
Apartment Investment & Management Co., Class A REIT	83,189	4,338
AvalonBay Communities, Inc. REIT	121,931	26,255
Camden Property Trust REIT	99,625	11,059
Equity Residential REIT	206,907	17,848
Essex Property Trust, Inc. REIT	22,401	7,317
Mid-America Apartment Communities, Inc. REIT	36,823	4,787
UDR, Inc. REIT	80,826	3,919
		79,566
Data Centers (2.8%)
Digital Realty Trust, Inc. REIT	81,670	10,601
QTS Realty Trust, Inc., Class A REIT	30,420	1,564
		12,165
Diversified (5.7%)
JBG SMITH Properties REIT	115,348	4,523
Lexington Realty Trust REIT	161,010	1,650
Mack-Cali Realty Corp. REIT	246,840	5,346
Vornado Realty Trust REIT	205,209	13,066
		24,585
Health Care (6.4%)
HCP, Inc. REIT	81,536	2,905
Healthcare Realty Trust, Inc. REIT	326,518	10,939
Healthcare Trust of America, Inc., Class A REIT	118,772	3,490
Senior Housing Properties Trust REIT	104,180	964
Ventas, Inc. REIT	17,119	1,250
Welltower, Inc. REIT	90,525	8,206
		27,754
Industrial (7.6%)
Duke Realty Corp. REIT	66,729	2,267
Liberty Property Trust REIT	54,730	2,809
ProLogis, Inc. REIT	328,133	27,964
		33,040
Lodging/Resorts (9.3%)
DiamondRock Hospitality Co. REIT	981,405	10,059
Host Hotels & Resorts, Inc. REIT	1,219,169	21,079
Park Hotels & Resorts, Inc. REIT	22,819	570
RLJ Lodging Trust REIT	30,832	524
Sunstone Hotel Investors, Inc. REIT	591,166	8,123
		40,355
Office (21.6%)
Alexandria Real Estate Equities, Inc. REIT	39,173	6,034
Boston Properties, Inc. REIT	185,638	24,070
Columbia Property Trust, Inc. REIT	271,934	5,751
Cousins Properties, Inc. REIT	176,736	6,644
Hudson Pacific Properties, Inc. REIT	253,813	8,493
Kilroy Realty Corp. REIT	46,004	3,583
Paramount Group, Inc. REIT	481,521	6,428

SL Green Realty Corp. REIT	398,487	32,576
		93,579
Regional Malls (14.5%)
Macerich Co. (The) REIT	557,896	17,624
Simon Property Group, Inc. REIT	291,332	45,346
		62,970
Self Storage (5.6%)
CubeSmart REIT	215,814	7,532
Extra Space Storage, Inc. REIT	38,900	4,545
Life Storage, Inc. REIT	18,121	1,910
Public Storage REIT	42,672	10,466
		24,453
Shopping Centers (4.1%)
Brixmor Property Group, Inc. REIT	173,020	3,511
Regency Centers Corp. REIT	130,665	9,080
Weingarten Realty Investors REIT	183,400	5,342
		17,933
Single Family Homes (2.5%)
American Homes 4 Rent, Class A REIT	180,255	4,667
Invitation Homes, Inc. REIT	199,988	5,921
		10,588
Specialty (0.8%)
Gaming and Leisure Properties, Inc. REIT	92,425	3,534
Total Common Stocks (Cost $315,801)		430,522

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $3,612)	3,611,634	3,612
Total Investments (100.0%) (Cost $319,413) (b)(c)		434,134
Other Assets in Excess of Liabilities (0.0%) (d)		1
Net Assets (100.0%)		$434,135

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(c)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $129,940,000 and the aggregate gross unrealized depreciation is approximately $15,219,000, resulting in net unrealized appreciation of approximately $114,721,000.

(d)	Amount is less than 0.05%.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	21.6%
Apartments	18.3
Regional Malls	14.5
Lodging/Resorts	9.3
Industrial	7.6
Health Care	6.4
Diversified	5.7
Self Storage	5.6
Other*	11.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	31,681	$2,548
Moderna, Inc. (a)	101,350	1,613
		4,161
Chemicals (5.0%)
Ecolab, Inc.	141,741	28,070

Entertainment (10.5%)
Netflix, Inc. (a)	41,680	11,155
Spotify Technology SA (a)	184,205	20,999
Walt Disney Co. (The)	206,775	26,947
		59,101
Health Care Equipment & Supplies (7.2%)
DexCom, Inc. (a)	70,598	10,536
Intuitive Surgical, Inc. (a)	55,385	29,904
		40,440
Health Care Services (1.7%)
Covetrus, Inc. (a)	195,017	2,319
Guardant Health, Inc. (a)	117,876	7,524
		9,843
Health Care Technology (3.4%)
Agilon Health Topco, Inc. (a)(b)(c)(d) (acquisition cost — $1,272; acquired 11/7/18)	3,363	1,337
Veeva Systems, Inc., Class A (a)	116,120	17,731
		19,068
Household Durables (2.0%)
Roku, Inc. (a)	109,990	11,193

Information Technology Services (12.2%)
Adyen N.V. (Netherlands) (a)	11,453	7,552
MongoDB, Inc. (a)	71,029	8,557
Okta, Inc. (a)	77,697	7,650
Shopify, Inc., Class A (Canada) (a)	61,504	19,168
Square, Inc., Class A (a)	113,073	7,005
Twilio, Inc., Class A (a)	172,524	18,971
		68,903
Interactive Media & Services (10.9%)
Alphabet, Inc., Class C (a)	12,957	15,795
Facebook, Inc., Class A (a)	44,510	7,926
Snap, Inc., Class A (a)	518,748	8,196
Twitter, Inc. (a)	710,490	29,272
		61,189
Internet & Direct Marketing Retail (11.7%)
Amazon.com, Inc. (a)	22,236	38,600
Chewy, Inc., Class A (a)	146,460	3,600
Farfetch Ltd., Class A (a)	487,871	4,215
MercadoLibre, Inc. (a)	23,498	12,953

Wayfair, Inc., Class A (a)	59,397	6,659
		66,027
Life Sciences Tools & Services (9.8%)
10X Genomics, Inc. Series B (a)(e) (acquisition cost - $2,053; acquired 12/19/14)	627,809	29,427
Illumina, Inc. (a)	85,278	25,943
		55,370
Road & Rail (3.3%)
Uber Technologies, Inc. (a)(f)	353,627	10,775
Uber Technologies, Inc. (a)(e) (acquisition cost - $5,591; acquired 12/3/15)	114,627	3,411
Union Pacific Corp.	26,402	4,277
		18,463
Semiconductors & Semiconductor Equipment (1.6%)
NVIDIA Corp.	50,411	8,775

Software (14.8%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	63,342	7,946
Coupa Software, Inc. (a)	102,081	13,227
ServiceNow, Inc. (a)	76,568	19,437
Slack Technologies, Inc., Class A (a)	739,293	17,543
Trade Desk, Inc. (The), Class A (a)	34,638	6,496
Workday, Inc., Class A (a)	108,098	18,372
		83,021
Total Common Stocks (Cost $449,688)		533,624

Preferred Stocks (2.1%)
Electronic Equipment, Instruments & Components (0.3%)
Magic Leap Series C (a)(b)(c)(d) (acquisition cost -$1,526; acquired 12/22/15)	66,235	1,712

Internet & Direct Marketing Retail (1.7%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost — $3,074; acquired 4/16/14)	75,501	9,895

Software (0.1%)
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost - $1,618; acquired 06/17/14)	141,612	382
Total Preferred Stocks (Cost $6,218)		11,989

Short-Term Investments (1.7%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	4,410,151	4,410

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $300; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $306)	$300	300
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $245; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $250)	245	245
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $183; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $186)	183	183
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $938; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $957)	938	938
		1,666
Total Securities held as Collateral on Loaned Securities (Cost $6,076)		6,076

	Shares
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $3,340)	3,340,328	3,340
Total Short-Term Investments (Cost $9,416)		9,416
Total Investments Excluding Purchased Options (98.6%) (Cost $465,322)		555,029
Total Purchased Options Outstanding (0.2%) (Cost $2,369)		1,238
Total Investments (98.8%) (Cost $467,691) Including $5,972 of Securities Loaned (h)(i)(j)		556,267
Other Assets in Excess of Liabilities (1.2%)		6,509
Net Assets (100.0%)		$562,776

(a)	Non-income producing security.
(b)

At September 30, 2019, the Fund held a fair valued security valued at approximately $13,326,000, representing 2.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)	Security has been deemed illiquid at September 30, 2019.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $13,326,000 and represents 2.4% of net assets.

(e)

Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2019, this security amounted to approximately $32,838,000, which represents 5.8% of net assets of the Fund.

(f)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $5,972,000 and $6,076,000, respectively. The Fund received cash collateral of approximately $6,076,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $21,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $7,552,000 and 1.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $131,758,000 and the aggregate gross unrealized depreciation is approximately $43,182,000, resulting in net unrealized appreciation of approximately $88,576,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	106,741,685	106,742	$258	$547	$(289)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	122,666,310	122,666	496	633	(137)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	111,384,445	111,384	483	601	(118)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	99,906,661	99,907	1	588	(587)
							$1,238	$2,369	$(1,131)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	15.2%
Other**	13.9
Internet & Direct Marketing Retail	13.8
Information Technology Services	12.6
Interactive Media & Services	11.1
Entertainment	10.8
Life Sciences Tools & Services	10.1
Health Care Equipment & Supplies	7.4
Chemicals	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$414	$—		$414
Agency Fixed Rate Mortgages	—	27,509	—		27,509
Asset-Backed Securities	—	15,680	—		15,680
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,508	—		1,508
Commercial Mortgage-Backed Securities	—	6,541	—		6,541
Corporate Bonds	—	61,932	—	†	61,932	†
Mortgages - Other	—	25,410	—		25,410
Municipal Bonds	—	2,080	—		2,080
Sovereign	—	14,465	—		14,465
U.S. Treasury Securities	—	8,370	—		8,370
Total Fixed Income Securities	—	163,909	—	†	163,909	†
Short-Term Investments
Investment Company	14,816	—	—		14,816
Sovereign	—	428	—		428
U.S. Treasury Security	—	830	—		830
Total Short-Term Investments	14,816	1,258	—		16,074
Foreign Currency Forward Exchange Contracts	—	247	—		247
Futures Contracts	50	—	—		50
Total Assets	14,866	165,414	—	†	180,280	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(11)	—		(11)
Futures Contracts	(384)	—	—		(384)
Total Liabilities	(384)	(11)	—		(395)
Total	$14,482	$165,403	$—	†	$179,885	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$—

†	Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$14,091	$—	$14,091
Sovereign	—	164,687	—	164,687
Total Fixed Income Securities	—	178,778	—	178,778
Warrants	—	40	—	40
Short-Term Investments
Investment Company	9,735	—	—	9,735
Repurchase Agreements	—	665	—	665
Sovereign	—	3,213	—	3,213
Total Short-Term Investments	9,735	3,878	—	13,613
Foreign Currency Forward Exchange Contract	—	24	—	24
Total Assets	$9,735	$182,720	$—	$192,455

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobiles	$—	$2,796	$—	$2,796
Banks	10,224	37,545	—	47,769
Beverages	5,728	4,882	—	10,610
Capital Markets	3,069	1,100	—	4,169
Chemicals	—	538	—	538
Construction & Engineering	—	2,065	—	2,065
Construction Materials	—	3,804	—	3,804
Consumer Finance	—	836	—	836
Diversified Consumer Services	3,124	—	—	3,124
Diversified Financial Services	—	2,764	—	2,764
Diversified Telecommunication Services	1,675	1,493	—	3,168
Electronic Equipment, Instruments & Components	—	1,965	—	1,965
Entertainment	—	873	—	873
Food & Staples Retailing	5,070	9,494	—	14,564
Food Products	—	4,903	—	4,903
Gas Utilities	1,585	—	—	1,585
Health Care Providers & Services	1,641	1,956	—	3,597
Hotels, Restaurants & Leisure	1,109	857	—	1,966
Household Products	—	727	—	727
Industrial Conglomerates	—	3,419	—	3,419
Information Technology Services	645	3,413	—	4,058
Insurance	—	10,238	—	10,238
Interactive Media & Services	3,117	9,944	—	13,061
Internet & Direct Marketing Retail	9,040	—	—	9,040
Life Sciences Tools & Services	—	927	—	927
Metals & Mining	2,837	2,674	—	5,511
Multi-Line Retail	3,272	—	—	3,272
Oil, Gas & Consumable Fuels	5,032	4,993	—	10,025
Personal Products	—	1,313	—	1,313
Pharmaceuticals	—	4,621	—	4,621
Real Estate Management & Development	—	3,253	—	3,253
Semiconductors & Semiconductor Equipment	—	14,508	—	14,508
Specialty Retail	—	1,157	—	1,157
Tech Hardware, Storage & Peripherals	—	4,272	—	4,272
Textiles, Apparel & Luxury Goods	—	7,179	—	7,179
Wireless Telecommunication Services	—	1,465	—	1,465
Total Common Stocks	57,168	151,974	—	209,142
Short-Term Investments
Investment Company	4,177	—	—	4,177
Total Assets	61,345	151,974	—	213,319
Liabilities:
Foreign Currency Forward Exchange Contract	—	(57)	—	(57)
Total	$61,345	$151,917	$—	$213,262

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$1,235	$2,599	$—	$3,834
Capital Markets	861	—	—	861
Health Care Equipment & Supplies	4,926	—	—	4,926
Household Products	437	2,551	—	2,988
Information Technology Services	5,254	—	—	5,254
Life Sciences Tools & Services	814	—	—	814
Media	445	—	—	445
Personal Products	—	2,551	—	2,551
Pharmaceuticals	849	—	—	849
Professional Services	—	2,039	—	2,039
Software	2,722	1,745	—	4,467
Textiles, Apparel & Luxury Goods	694	—	—	694
Tobacco	2,295	956	—	3,251
Total Common Stocks	20,532	12,441	—	32,973
Short-Term Investment
Investment Company	319	—	—	319
Total Assets	$20,851	$12,441	$—	$33,292

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,856	$—	$3,856
Communications	10,686	1,666	—	12,352
Diversified	1,759	5,428	—	7,187
Electricity Transmission & Distribution	8,626	4,240	—	12,866
Oil & Gas Storage & Transportation	23,815	6,557	—	30,372
Ports	—	193	—	193
Renewables	4,640	—	—	4,640
Toll Roads	5,351	4,308	—	9,659
Water	2,903	1,929	—	4,832
Total Common Stocks	57,780	28,177	—	85,957
Short-Term Investment
Investment Company	764	—	—	764
Total Assets	$58,544	$28,177	$—	$86,721

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$3,092	$13,103		$—	$16,195
Health Care	2,252	—		—	2,252
Industrial	3,093	725		—	3,818
Industrial/Office Mixed	147	384		—	531
Lodging/Resorts	3,392	296		—	3,688
Office	8,395	5,357		—	13,752
Residential	8,262	2,484		8	10,754
Retail	8,499	5,959		—	14,458
Self Storage	2,299	—		—	2,299
Specialty	331	—		—	331
Total Common Stocks	39,762	28,308		8	68,078
Right	—	—	@	—	—	@
Short-Term Investment
Investment Company	1,159	—		—	1,159
Total Assets	$40,921	$28,308		$8	$69,237

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$8
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

Global Real Estate	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$58	$—		$58
Agency Fixed Rate Mortgages	—	2,967	—		2,967
Asset-Backed Securities	—	498	—		498
Commercial Mortgage-Backed Securities	—	826	—		826
Corporate Bonds	—	15,352	—		15,352
Mortgages - Other	—	990	—		990
Sovereign	—	19,241	—		19,241
U.S. Treasury Securities	—	2,265	—		2,265
Total Fixed Income Securities	—	42,197	—		42,197
Common Stocks
Aerospace & Defense	624	162	—		786
Air Freight & Logistics	242	216	—		458
Airlines	57	15	—		72
Auto Components	146	42	—		188
Automobiles	27	560	—		587
Banks	2,373	3,232	—		5,605
Beverages	272	307	—		579
Biotechnology	544	103	—		647
Building Products	285	121	—		406
Capital Markets	800	282	—		1,082
Chemicals	440	262	—		702
Commercial Banks	229	22	—		251
Commercial Services & Supplies	267	141	—		408
Communications Equipment	312	51	—		363
Computers & Peripherals	34	—	—		34
Construction & Engineering	109	1,197	—		1,306
Construction Materials	71	62	—		133
Consumer Finance	395	1	—		396
Containers & Packaging	115	17	—		132
Distributors	—	16	—		16
Diversified Consumer Services	27	—	—		27
Diversified Financial Services	127	80	—		207
Diversified Telecommunication Services	806	306	—		1,112
Electric Utilities	508	289	—		797
Electrical Equipment	139	165	—		304
Electronic Equipment, Instruments & Components	261	17	—		278
Energy Equipment & Services	287	10	—	†	297	†
Entertainment	150	28	—		178
Equity Real Estate Investment Trusts (REITs)	966	146	—		1,112
Food & Staples Retailing	479	199	—		678
Food Products	248	544	—		792
Gas Utilities	70	26	—		96
Health Care Equipment & Supplies	968	152	—		1,120
Health Care Providers & Services	899	72	—		971
Health Care Technology	85	—	—		85
Hotels, Restaurants & Leisure	596	291	—		887
Household Durables	538	117	—		655
Household Products	474	136	—		610
Independent Power & Renewable Electricity Producers	9	20	—		29
Industrial Conglomerates	352	116	—		468
Information Technology Services	1,353	593	—		1,946
Insurance	554	558	—		1,112
Interactive Media & Services	1,108	8	—		1,116
Internet & Direct Marketing Retail	760	321	—		1,081
Leisure Products	66	9	—		75

Life Sciences Tools & Services	164	69	—		233
Lodging	15	—	—		15
Machinery	447	291	—		738
Marine	—	32	—		32
Media	468	68	—		536
Metals & Mining	598	483	—		1,081
Multi-Line Retail	142	48	—		190
Multi-Utilities	306	188	—		494
Oil, Gas & Consumable Fuels	2,042	699	—		2,741
Paper & Forest Products	66	106	—		172
Personal Products	112	268	—		380
Pharmaceuticals	834	1,400	—		2,234
Professional Services	160	192	—		352
Real Estate Management & Development	41	1,406	—		1,447
Road & Rail	441	128	—		569
Semiconductors & Semiconductor Equipment	695	104	—		799
Software	1,051	86	—		1,137
Specialty Retail	860	127	—		987
Tech Hardware, Storage & Peripherals	772	—	—		772
Textiles, Apparel & Luxury Goods	337	249	—		586
Thrifts & Mortgage Finance	171	1	—		172
Tobacco	128	164	—		292
Trading Companies & Distributors	44	69	—		113
Transportation Infrastructure	12	1,110	—		1,122
Water Utilities	—	21	—		21
Wireless Telecommunication Services	36	169	—		205
Total Common Stocks	29,114	18,490	—	†	47,604	†
Right	—	—	—	†	—	†
Warrant	— @	—	—		—	@
Investment Company	3,446	—	—		3,446
Short-Term Investments
Investment Company	10,249	—	—		10,249
U.S. Treasury Securities	—	1,272	—		1,272
Total Short-Term Investments	10,249	1,272	—		11,521
Foreign Currency Forward Exchange Contracts	—	571	—		571
Futures Contracts	75	—	—		75
Credit Default Swap Agreement	—	6	—		6
Interest Rate Swap Agreement	—	20	—		20
Total Return Swap Agreements	—	370	—		370
Total Assets	42,884	62,926	—	†	105,810	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(958)	—		(958)
Futures Contracts	(142)	—	—		(142)
Interest Rate Swap Agreements	—	(65)	—		(65)
Total Return Swap Agreements	—	(665)	—		(665)
Total Liabilities	(142)	(1,688)	—		(1,830)
Total	$42,742	$61,238	$—	†	$103,980	†

@	Value is less than $500.
†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Right (000)
Beginning Balance	$1	†	$—
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	(16)		—
Change in unrealized appreciation (depreciation)	15		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$—		$—

†                                         Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Aerospace & Defense	$2,377	$—	$—	$2,377
Biotechnology	3,726	—	—	3,726
Commercial Services & Supplies	10,820	—	—	10,820
Containers & Packaging	2,703	—	—	2,703
Diversified Consumer Services	4,522	—	—	4,522
Entertainment	6,559	—	—	6,559
Health Care Equipment & Supplies	7,758	—	—	7,758
Health Care Providers & Services	5,793	—	—	5,793
Health Care Technology	5,215	—	627	5,842
Hotels, Restaurants & Leisure	1,590	—	—	1,590
Household Durables	4,845	—	—	4,845
Information Technology Services	25,479	2,310	—	27,789
Interactive Media & Services	20,434	—	—	20,434
Internet & Direct Marketing Retail	10,488	—	—	10,488
Leisure Products	3,240	—	—	3,240
Professional Services	2,882	—	—	2,882
Software	21,592	—	—	21,592
Specialty Retail	2,655	—	—	2,655
Total Common Stocks	142,678	2,310	627	145,615
Preferred Stocks
Internet & Direct Marketing Retail	—	—	4,408	4,408
Software	—	—	1,268	1,268
Total Preferred Stocks	—	—	5,676	5,676
Call Options Purchased	—	343	—	343
Short-Term Investments
Investment Company	10,406	—	—	10,406
Repurchase Agreements	—	1,465	—	1,465
Total Short-Term Investments	10,406	1,465	—	11,871
Total Assets	$153,084	$4,118	$6,303	$163,505

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$597	$4,926
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	30	750
Realized gains (losses)	—	—
Ending Balance	$627	$5,676

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$30	$750

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$627	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x	Increase
			Discount for Lack of Marketability	10.0%	Decrease

Preferred Stocks	$5,676	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-15.5%/14.1%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1x-18.7x/8.2x	Increase
			Discount for Lack of Marketability	9.0%-17.0%/10.8%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	15.0x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$79,566	$—	$—	$79,566
Data Centers	12,165	—	—	12,165
Diversified	24,585	—	—	24,585
Health Care	27,754	—	—	27,754
Industrial	33,040	—	—	33,040
Lodging/Resorts	40,355	—	—	40,355
Office	93,579	—	—	93,579
Regional Malls	62,970	—	—	62,970
Self Storage	24,453	—	—	24,453
Shopping Centers	17,933	—	—	17,933
Single Family Homes	10,588	—	—	10,588
Specialty	3,534	—	—	3,534
Total Common Stocks	430,522	—	—	430,522
Short-Term Investment
Investment Company	3,612	—	—	3,612
Total Assets	$434,134	$—	$—	$434,134

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$4,161	$—	$—	$4,161
Chemicals	28,070	—	—	28,070
Entertainment	59,101	—	—	59,101
Health Care Equipment & Supplies	40,440	—	—	40,440
Health Care Services	9,843	—	—	9,843
Health Care Technology	17,731	—	1,337	19,068
Household Durables	11,193	—	—	11,193
Information Technology Services	61,351	7,552	—	68,903
Interactive Media & Services	61,189	—	—	61,189
Internet & Direct Marketing Retail	66,027	—	—	66,027
Life Sciences Tools & Services	25,943	29,427	—	55,370
Road & Rail	15,052	3,411	—	18,463
Semiconductors & Semiconductor Equipment	8,775	—	—	8,775
Software	83,021	—	—	83,021
Total Common Stocks	491,897	40,390	1,337	533,624
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,712	1,712
Internet & Direct Marketing Retail	—	—	9,895	9,895
Software	—	—	382	382
Total Preferred Stocks	—	—	11,989	11,989
Call Options Purchased	—	1,238	—	1,238
Short-Term Investments
Investment Company	7,750	—	—	7,750
Repurchase Agreements	—	1,666	—	1,666
Total Short-Term Investments	7,750	1,666	—	9,416
Total Assets	$499,647	$43,294	$13,326	$556,267

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,274	$23,922	*
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	(12,670)
Change in unrealized appreciation (depreciation)	63	737
Realized gains (losses)	—	—
Ending Balance	$1,337	$11,989

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$63	$737

* Includes $15,738 from fund merger.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$1,337	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x	Increase
			Discount for Lack of Marketability	10.0%	Decrease

Preferred Stocks	$11,989	Market Transaction Method	Precedent Transaction	$27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-24.5%/15.4%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x-13.8x/6.2x	Increase
			Discount for Lack of Marketability	9.0%-18.0%/10.4%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.